Schedule of Investments (unaudited) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 6.8%
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 3.70%, 07/15/26(a)(b)	USD 1,041	$1,040,881
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.67%, 10/21/28(a)(b)	1,130	1,128,839
Allegro CLO IV Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 0.00%, 01/15/30	1,460	1,460,000
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.70%), 0.00%, 01/15/30	560	560,000
ALM V Ltd.(a)(b):
Series 2012-5A, Class A2R3, (LIBOR USD 3 Month + 1.25%), 3.85%, 10/18/27	1,000	983,110
Series 2012-5A, Class BR3, (LIBOR USD 3 Month + 1.65%), 4.25%, 10/18/27	610	603,301
ALM VII R Ltd., Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 4.01%, 10/15/28(a)(b)	690	689,773
ALM XII Ltd.(a)(b):
Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 3.49%, 04/16/27	290	289,394
Series 2015-12A, Class BR2, (LIBOR USD 3 Month + 1.65%), 4.25%, 04/16/27	1,110	1,103,103
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 4.10%, 07/15/27	1,480	1,475,229
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.50%, 07/15/27	560	551,198
ALM XVIII Ltd., Series 2016-18A, Class A2R, (LIBOR USD 3 Month + 1.65%), 4.25%, 01/15/28(a)(b)	250	250,026
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.75%, 11/10/30(a)(b)	500	497,849
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 3.84%, 07/24/29(a)(b)	790	793,983
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (LIBOR USD 3 Month + 1.25%), 3.83%, 07/25/29(a)(b)	1,530	1,531,435
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.59%, 04/13/31(a)(b)	2,240	2,220,695
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 4.08%, 01/28/31(a)(b)	1,040	1,029,001
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.63%, 01/28/31(a)(b)	920	913,740
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 4.05%, 01/15/30	420	414,058
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.45%, 01/15/30	250	242,824
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.87%, 07/15/30(a)(b)	580	578,841
Anchorage Capital CLO 7 Ltd.(a)(b):
Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.56%, 10/15/27	5,890	5,881,021
Series 2015-7A, Class CR, (LIBOR USD 3 Month + 1.70%), 4.30%, 10/15/27	620	613,250

Security	Par (000)	Value

Asset-Backed Securities (continued)
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 3.58%, 07/28/28	USD 570	$568,878
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.18%, 07/28/28	650	645,594
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.85%, 10/13/30(a)(b)	670	667,416
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.68%, 04/15/31(a)(b)	4,166	4,141,449
Apidos CLO XV, Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.60%, 04/20/31(a)(b)	500	494,275
Apidos CLO XVI, Series 2013-16A, Class A1R, (LIBOR USD 3 Month + 0.98%), 3.57%, 01/19/25(a)(b)	157	157,354
Apidos CLO XVIII, Series 2018-18A, Class A1, (LIBOR USD 3 Month + 1.14%), 3.73%, 10/22/30(a)(b)	350	348,694
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.38%, 08/15/27(a)(b)	450	449,870
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.77%, 10/15/30(a)(b)	310	309,585
Atrium IX, Series 9A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.76%, 05/28/30(a)(b)	990	990,201
Atrium XII, Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 3.42%, 04/22/27(a)(b)	380	379,146
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.68%, 04/25/26(a)(b)	4,554	4,558,356
Avery Point V CLO Ltd.(a)(b):
Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.57%, 07/17/26	717	717,754
Series 2014-5A, Class BR, (LIBOR USD 3 Month + 1.50%), 4.09%, 07/17/26	650	647,415
Avery Point VI CLO Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.62%, 08/05/27	900	899,105
Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 4.07%, 08/05/27	840	834,075
Avery Point VII CLO Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 1.14%), 3.45%, 01/15/28(a)(b)	1,650	1,650,000
B2R Mortgage Trust(b):
Series 2015-1, Class A1, 2.52%, 05/15/48	48	47,415
Series 2015-2, Class A, 3.34%, 11/15/48	226	226,360
Babson CLO Ltd., Series 2015-IA, Class BR, (LIBOR USD 3 Month + 1.40%), 3.99%, 01/20/31(a)(b)	250	244,446
Bain Capital Credit CLO, Series 2018-2A, Class A1, (LIBOR USD 3 Month + 1.08%), 3.67%, 07/19/31(a)(b)	330	327,201
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.54%, 07/20/29(a)(b)	270	268,433
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (LIBOR USD 3 Month + 1.04%), 3.63%, 07/17/28(a)(b)	800	797,686
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.78%, 01/24/29(a)(b)	4,880	4,881,483

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 3.79%, 12/15/35(a)(b)	USD 1,080	$1,082,368
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (LIBOR USD 3 Month + 1.09%), 3.68%, 04/20/31(a)(b)	360	357,831
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 3.38%, 07/18/27(a)(b)	670	667,940
BlueMountain CLO Ltd.(a)(b):
Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.23%), 3.82%, 01/20/29	1,360	1,360,855
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.77%, 10/22/30	1,770	1,768,220
Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.59%, 04/20/31	250	248,338
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 3.56%, 04/17/31	800	788,816
Series 2014-3RA, Class A1A, (LIBOR USD 3 Month + 1.05%), 3.63%, 07/27/31	3,360	3,333,542
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.50%), 4.09%, 04/20/27	250	248,904
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.00%), 4.59%, 04/20/27	340	340,331
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.18%, 07/28/28	530	529,784
Carlyle US CLO Ltd., Series 2016-4A, Class A2R, (LIBOR USD 3 Month + 1.45%), 4.04%, 10/20/27(a)(b)	250	247,184
CBAM Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.84%, 07/20/30	1,600	1,596,281
Series 2017-2A, Class B1, (LIBOR USD 3 Month + 1.75%), 4.34%, 10/17/29	810	808,481
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.20%, 06/09/30(a)(b)	550	548,493
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.68%, 10/20/28(a)(b)	2,980	2,978,292
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.84%, 10/17/30	4,530	4,526,350
Series 2017-8A, Class B, (LIBOR USD 3 Month + 1.70%), 4.29%, 10/17/30	750	743,406
Series 2017-8A, Class C, (LIBOR USD 3 Month + 2.25%), 4.84%, 10/17/30	250	245,021
Cent CLO 17 Ltd., Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 3.61%, 04/30/31(a)(b)	1,860	1,839,789
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.67%, 10/15/26(a)(b)	920	920,153
CIFC Funding Ltd.(a)(b):
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.72%, 10/17/30	6,450	6,439,481
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 4.29%, 04/23/29	340	339,239
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.00%), 3.60%, 04/18/31	1,230	1,216,482
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(b)(c)	2,232	2,261,033
Cumberland Park CLO Ltd., Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.80%), 4.39%, 07/20/28(a)(b)	310	303,396

Security	Par (000)	Value

Asset-Backed Securities (continued)
Deer Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.18%), 3.77%, 10/20/30(a)(b)	USD 500	$497,253
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.72%, 01/15/31(a)(b)	4,900	4,898,937
Dryden XXV Senior Loan Fund, Series 2012- 25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.50%, 10/15/27(a)(b)	3,240	3,233,144
Dryden XXVI Senior Loan Fund, Series 2013- 26A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.50%, 04/15/29(a)(b)	330	327,842
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.72%, 08/15/30(a)(b)	1,660	1,655,749
Elm CLO Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.17%), 3.52%, 01/17/29	5,000	5,000,000
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.75%), 4.10%, 01/17/29	470	470,000
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.49%, 04/15/27(a)(b)	780	780,291
Galaxy XXIX CLO Ltd.(a)(b):
Series 2018-29A, Class B, (LIBOR USD 3 Month + 1.40%), 3.92%, 11/15/26	250	248,416
Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 4.20%, 11/15/26	350	347,141
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 3.69%, 10/29/29(a)(b)	420	419,353
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (LIBOR USD 1 Month + 1.55%), 3.94%, 03/15/27(a)(b)	320	319,033
GSAA Home Equity Trust, Series 2006-5, Class 2A1, (LIBOR USD 1 Month + 0.07%), 2.47%, 03/25/36(a)	600	294,838
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.66%, 07/25/27(a)(b)	5,000	4,993,624
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class A1B, (LIBOR USD 3 Month + 1.25%), 3.85%, 07/18/31	250	249,578
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.57%, 02/05/31	3,030	3,003,257
Home Partners of America Trust, Series 2016-2, Class A, (LIBOR USD 1 Month + 1.15%), 3.54%, 10/17/33(a)(b)	179	178,765
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.73%, 10/19/28(a)(b)	865	864,103
Invitation Homes Trust, Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.39%, 07/17/37(a)(b)	674	671,927
LCM XXI LP, Series 21A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.47%, 04/20/28(a)(b)	820	816,372
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.52%, 05/15/28(a)(b)	1,810	1,809,996
Madison Park Funding X Ltd., Series 2012-10A, Class AR2, (LIBOR USD 3 Month + 1.22%), 3.66%, 01/20/29(a)(b)	1,700	1,700,053
Madison Park Funding XI Ltd., Series 2013- 11A, Class AR, (LIBOR USD 3 Month + 1.16%), 3.75%, 07/23/29(a)(b)	2,000	2,000,216

2

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XIII Ltd., Series 2014- 13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 3.54%, 04/19/30(a)(b)	USD 1,090	$1,086,248
Madison Park Funding XIX Ltd., Series 2015- 19A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.75%, 01/22/28(a)(b)	1,160	1,160,321
Madison Park Funding XXVI Ltd., Series 2017- 26A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.78%, 07/29/30(a)(b)	1,665	1,665,461
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.54%, 06/15/28(a)(b)	420	419,999
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.78%, 12/18/30(a)(b)	430	427,896
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (LIBOR USD 3 Month + 0.97%), 3.56%, 04/21/31(a)(b)	480	472,667
Mid-State Trust VII, Series 7, Class A, 6.34%, 12/15/36	1,460	1,552,692
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.19%, 07/20/24(a)(b)	931	931,198
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.84%, 10/20/30(a)(b)	830	826,366
MP CLO VIII Ltd.(a)(b):
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 3.49%, 10/28/27	1,420	1,417,715
Series 2015-2A, Class BR, (LIBOR USD 3 Month + 1.42%), 4.00%, 10/28/27	1,500	1,485,603
Navient Private Education Loan Trust, Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 4.14%, 10/17/44(a)(b)	895	900,614
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.77%, 10/18/30(a)(b)	1,430	1,429,751
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.87%), 3.46%, 10/20/27(a)(b)	500	499,661
OCP CLO Ltd.(a)(b):
Series 2014-5A, Class A1R, (LIBOR USD 3 Month + 1.08%), 3.67%, 04/26/31	140	138,747
Series 2015-10A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.44%, 10/26/27	380	378,108
Series 2017-13A, Class A1A, (LIBOR USD 3 Month + 1.26%), 3.86%, 07/15/30	2,610	2,611,340
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 4.47%, 11/20/30	250	243,461
Octagon Investment Partners Ltd., Series 2018-18A, Class A1A, (LIBOR USD 3 Month + 0.96%), 3.56%, 04/16/31(a)(b)	1,780	1,760,662
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 3.61%, 07/17/30(a)(b)	2,755	2,722,238
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 3.58%, 01/25/31(a)(b)	2,390	2,363,915
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.45%, 07/15/27(a)(b)	370	366,382
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.73%, 03/20/25(a)(b)	2,460	2,454,324

Security	Par (000)	Value

Asset-Backed Securities (continued)
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.50%, 10/18/26(a)(b)	USD 565	$564,186
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1R, (LIBOR USD 3 Month + 1.01%), 3.60%, 10/20/25(a)(b)	96	95,603
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.56%, 05/23/31(a)(b)	4,495	4,455,965
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 3.85%, 03/18/26(b)	591	591,862
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.84%, 10/22/30(a)(b)	9,195	9,167,164
OZLM VIII Ltd., Series 2014-8A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/17/29(a)(b)	340	332,040
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 4.30%, 01/15/29(a)(b)	2,110	2,097,593
Palmer Square CLO Ltd.(a)(b):
Series 2015-1A, Class A1R2, (LIBOR USD 3 Month + 1.22%), 3.74%, 05/21/29(d)	2,420	2,420,000
Series 2015-1A, Class A2R2, (LIBOR USD 3 Month + 1.65%), 4.17%, 05/21/29(d)	530	530,000
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.63%, 04/18/31	850	842,262
Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 3.70%, 07/16/31	1,070	1,063,183
Series 2018-3A, Class A2, (LIBOR USD 3 Month + 1.35%), 3.87%, 08/15/26	776	772,209
Palmer Square Loan Funding Ltd.(a)(b):
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.30%), 3.90%, 10/15/25	1,760	1,750,606
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 0.90%), 3.42%, 11/15/26	611	610,672
Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 0.00%, 08/20/27	440	440,000
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.75%, 11/14/29	1,870	1,865,622
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 4.23%, 11/14/29	780	775,912
Progress Residential Trust(b):
Series 2015-SFR2, Class A, 2.74%, 06/12/32	775	774,645
Series 2017-SFR1, Class A, 2.77%, 08/17/34	738	742,310
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.81%, 10/15/30(a)(b)	720	720,625
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.67%, 07/20/28(a)(b)	2,360	2,355,706
Riserva CLO Ltd., Series 2016-3A, Class AR, (LIBOR USD 3 Month + 1.14%), 3.54%, 10/18/28(a)(b)(d)	1,040	1,040,000
Rockford Tower CLO Ltd.(a)(b):
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.35%, 10/15/29	860	855,783
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.78%, 10/20/30	2,090	2,087,637
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.62%, 04/20/31(a)(b)	720	711,847

3

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.69%, 01/15/30(a)(b)	USD 670	$665,241
RR 6 Ltd., Series 2019-6A, Class A1A, (LIBOR USD 3 Month + 1.25%), 3.63%, 04/15/30(a)(b)	2,140	2,140,000
SCOF-2 Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.18%), 3.78%, 07/15/28(a)(b)	610	611,646
Silver Creek CLO Ltd., Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.30%), 4.89%, 07/20/30(a)(b)	500	494,896
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.74%, 03/15/24(a)	1,131	1,126,856
SLM Private Education Loan Trust(b):
Series 2011-C, Class A2A, (LIBOR USD 1 Month + 3.25%), 5.64%, 10/17/44(a)	318	320,459
Series 2013-A, Class B, 2.50%, 03/15/47	306	306,389
Series 2013-B, Class B, 3.00%, 05/16/44	585	584,618
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40(b)	990	1,012,439
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.39%), 3.98%, 01/23/29(a)(b)	260	259,918
Sound Point CLO XXIII Ltd., Series 2019-2A, Class A1, (LIBOR USD 3 Month + 1.40%), 3.88%, 04/15/32(a)(b)	4,180	4,181,833
Steele Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 3.85%, 01/15/30(a)(b)	1,070	1,068,107
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.48%, 04/15/28(a)(b)	880	876,393
THL Credit Wind River CLO Ltd.(a)(b):
Series 2012-1A, Class BR2, (LIBOR USD 3 Month + 1.45%), 0.00%, 01/15/26	280	280,000
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.65%, 07/15/28	1,120	1,119,242
TIAA CLO III Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 3.75%, 01/16/31(a)(b)	910	903,178
TICP CLO VI Ltd., Series 2016-6A, Class BR, (LIBOR USD 3 Month + 1.70%), 4.08%, 01/15/29(a)(b)	1,190	1,188,513
Towd Point Mortgage Trust(b):
Series 2019-HY2, Class A1, (LIBOR USD 1 Month + 1.00%), 3.40%, 05/25/58(a)	477	479,476
Series 2019-SJ2, Class A2, 4.25%, 11/25/58(c)	3,000	3,090,073
Series 2019-SJ2, Class M1, 4.50%, 11/25/58(c)	3,000	3,118,271
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26	1,425	1,475,301
Venture 35 CLO Ltd., Series 2018-35A, Class AS, (LIBOR USD 3 Month + 1.15%), 3.74%, 10/22/31(a)(b)	660	659,217
Venture CLO 32 Ltd., Series 2018-32A, Class A2A, (LIBOR USD 3 Month + 1.07%), 3.67%, 07/18/31(a)(b)	350	347,016
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (LIBOR USD 3 Month + 1.22%), 3.82%, 10/15/29(a)(b)	3,230	3,241,665
Voya CLO Ltd.(a)(b):
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 3.73%, 10/15/30	1,680	1,675,038

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.17%), 3.81%, 04/15/29	USD 2,240	$2,241,838
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.21%), 3.68%, 07/20/28(a)(b)	1,210	1,210,071
York CLO-2 Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.74%, 01/22/31(a)(b)	1,250	1,242,695
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.84%, 10/20/29	520	519,449
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.34%, 10/20/29	680	676,994
York CLO-4 Ltd., Series 2016-2A, Class A, (LIBOR USD 3 Month + 1.63%), 4.22%, 01/20/30(a)(b)	700	702,649

Total Asset-Backed Securities — 6.8% (Cost: $224,074,224)		223,421,922

Corporate Bonds — 37.5%

Aerospace & Defense — 1.9%
Airbus SE, 3.95%, 04/10/47(b)	1,230	1,332,225
Arconic, Inc., 5.40%, 04/15/21	2,830	2,933,608
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20	728	730,844
3.80%, 10/07/24	204	213,537
3.85%, 12/15/25	1,477	1,543,938
4.75%, 10/07/44	107	118,663
Boeing Co. (The):
3.60%, 05/01/34	560	583,913
3.38%, 06/15/46	190	181,697
3.83%, 03/01/59	560	560,918
General Dynamics Corp., 3.75%, 05/15/28	805	881,117
Harris Corp.:
2.70%, 04/27/20	522	522,536
3.83%, 04/27/25	203	213,528
4.40%, 06/15/28	3,449	3,768,560
4.85%, 04/27/35	44	48,876
5.05%, 04/27/45	715	838,456
L3 Technologies, Inc.:
3.85%, 06/15/23	3,725	3,886,716
3.95%, 05/28/24	725	754,834
3.85%, 12/15/26	3,260	3,412,432
4.40%, 06/15/28	275	300,328
Lockheed Martin Corp.:
3.10%, 01/15/23	2,591	2,658,259
2.90%, 03/01/25	520	534,670
3.55%, 01/15/26	647	687,636
3.60%, 03/01/35	4,383	4,570,443
4.50%, 05/15/36	1,012	1,161,178
4.07%, 12/15/42	2,067	2,286,801
3.80%, 03/01/45	163	173,497
Northrop Grumman Corp.:
3.50%, 03/15/21	400	407,967
3.25%, 08/01/23	93	96,185
2.93%, 01/15/25	3,554	3,619,736
3.25%, 01/15/28	2,203	2,261,442
4.75%, 06/01/43	589	680,946
3.85%, 04/15/45	803	827,531
4.03%, 10/15/47	980	1,045,427
Raytheon Co.:
3.15%, 12/15/24	291	303,515
7.20%, 08/15/27	630	824,679
7.00%, 11/01/28	2,010	2,618,980
4.70%, 12/15/41	620	722,657
4.20%, 12/15/44	415	456,007

4

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Textron, Inc.:
3.65%, 03/15/27	USD 845	$865,496
3.90%, 09/17/29	1,522	1,587,132
United Technologies Corp.:
1.95%, 11/01/21	3,190	3,164,313
4.13%, 11/16/28	3,142	3,451,806
5.40%, 05/01/35	515	622,847
6.13%, 07/15/38	1,350	1,790,436
4.50%, 06/01/42	2,859	3,234,524

		63,480,836

Air Freight & Logistics — 0.1%
FedEx Corp.:
3.30%, 03/15/27	108	110,727
3.90%, 02/01/35	507	509,646
3.88%, 08/01/42	3,036	2,851,424
United Parcel Service, Inc., 3.40%, 03/15/29 .	1,210	1,279,198

		4,750,995

Airlines — 0.8%
Air Canada Pass-Through Trust(b):
Series 2015-2, Class B, 5.00%, 12/15/23	439	458,480
Series 2017-1, Class B, 3.70%, 01/15/26	10	9,477
Series 2017-1, Class AA, 3.30%, 01/15/30	495	498,819
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 10/01/22	19	19,215
Series 2015-1, Class B, 3.70%, 05/01/23	253	253,817
Series 2015-2, Class B, 4.40%, 09/22/23	2,085	2,142,148
Series 2016-1, Class B, 5.25%, 01/15/24	672	708,509
Series 2016-2, Class B, 4.38%, 06/15/24(b)	837	857,841
Series 2017-1, Class B, 4.95%, 02/15/25	415	434,374
Series 2017-2, Class B, 3.70%, 10/15/25	431	429,776
Series 2016-3, Class B, 3.75%, 10/15/25	21	20,962
Series 2015-2, Class AA, 3.60%, 09/22/27	361	372,960
Series 2016-2, Class AA, 3.20%, 06/15/28	496	500,204
Series 2016-3, Class AA, 3.00%, 10/15/28	1,047	1,044,472
Series 2017-1, Class AA, 3.65%, 02/15/29	408	422,571
Series 2017-2, Class AA, 3.35%, 10/15/29	529	534,363
Continental Airlines Pass-Through Trust, Series 2012-1, Class B, 6.25%, 04/11/20	14	13,987
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24	990	1,025,282
Delta Air Lines, Inc.:
2.88%, 03/13/20	11,781	11,795,308
2.60%, 12/04/20	30	29,974
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22	22	22,881
Series 2014-2, Class B, 4.63%, 09/03/22	183	188,253
Series 2016-2, Class B, 3.65%, 10/07/25	109	109,300
Series 2016-1, Class B, 3.65%, 01/07/26	87	87,209
Series 2018-1, Class B, 4.60%, 03/01/26	575	596,675
Series 2015-1, Class AA, 3.45%, 12/01/27	252	258,715
Series 2016-1, Class AA, 3.10%, 07/07/28	63	62,909
Series 2016-2, Class AA, 2.88%, 10/07/28	519	514,190
Series 2018-1, Class AA, 3.50%, 03/01/30	629	642,681
Series 2019-1, Class AA, 4.15%, 08/25/31	645	692,090
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 06/03/21	35	37,048
Series 2013-1, Class B, 5.38%, 11/15/21	146	152,171

		24,936,661

Auto Components — 0.0%
Aptiv plc, 4.25%, 01/15/26	298	313,401

Security	Par (000)	Value

Automobiles — 0.5%
Daimler Finance North America LLC(b):
3.10%, 05/04/20	USD 2,575	$2,588,707
2.30%, 02/12/21	3,005	2,993,346
3.35%, 05/04/21	3,060	3,103,046
General Motors Co.:
6.60%, 04/01/36	630	697,412
6.25%, 10/02/43	595	633,384
5.40%, 04/01/48	170	166,171
Hyundai Capital America(b):
2.55%, 04/03/20	7,145	7,153,931
3.95%, 02/01/22	290	297,413

		17,633,410

Banks — 8.6%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)	2,120	2,127,275
Australia & New Zealand Banking Group Ltd., 2.63%, 11/09/22	250	252,329
Banco Santander SA:
3.85%, 04/12/23	1,200	1,245,719
2.71%, 06/27/24	2,000	2,003,800
3.31%, 06/27/29	1,000	1,007,030
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)	1,170	1,168,725
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)	13,386	13,369,803
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)	1,280	1,304,668
3.30%, 01/11/23	2,966	3,057,283
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(a)	1,715	1,732,143
(LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/24(a)	201	211,116
4.20%, 08/26/24	180	191,340
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(a)	1,290	1,339,095
(LIBOR USD 3 Month + 0.81%), 3.37%, 01/23/26(a)	241	248,686
4.45%, 03/03/26	3,161	3,409,590
3.50%, 04/19/26	960	1,005,295
Series L, 4.18%, 11/25/27	400	423,753
(LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/28(a)	470	497,518
Series FF, (LIBOR USD 3 Month + 2.93%), 5.87%(a)(e)	3,600	3,757,680
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(a)	7,710	8,100,912
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(a)	56	58,388
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)	6,456	6,643,198
(LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/29(a)	1,865	1,993,331
(LIBOR USD 3 Month + 1.31%), 4.27%, 07/23/29(a)	30	32,766
(LIBOR USD 3 Month + 1.21%), 3.97%, 02/07/30(a)	134	143,635
(LIBOR USD 3 Month + 1.81%), 4.24%, 04/24/38(a)	160	174,215
Bank of Montreal:
Series D, 3.10%, 04/13/21	74	75,141
1.90%, 08/27/21	35	34,779
2.90%, 03/26/22	348	353,327
Series E, 3.30%, 02/05/24	260	269,681

5

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Barclays plc:
(LIBOR USD 3 Month + 1.90%), 4.97%, 05/16/29(a)	USD 3,060	$3,263,741
4.95%, 01/10/47	1,035	1,095,362
BNP Paribas SA(b):
(USD Swap Semi 5 Year + 6.31%), 7.63%(a)(e)	3,010	3,186,838
3.50%, 03/01/23	2,900	2,983,132
(LIBOR USD 3 Month + 2.24%), 4.70%, 01/10/25(a)	1,890	2,027,838
(USD Swap Semi 5 Year + 5.15%), 7.38%(a)(e)	2,200	2,444,750
(USD Swap Semi 5 Year + 3.98%), 7.00%(a)(e)	2,100	2,241,750
Citibank NA:
3.40%, 07/23/21	8,940	9,130,271
3.65%, 01/23/24	4,990	5,253,931
Citigroup, Inc.:
2.50%, 07/29/19	5,149	5,149,523
2.90%, 12/08/21	4,149	4,192,028
(LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25(a)	386	398,730
4.40%, 06/10/25	1,890	2,017,094
4.45%, 09/29/27	1,289	1,388,775
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)	1,795	1,899,051
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(a)	825	860,980
(LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/28(a)	3,000	3,094,092
Citizens Bank NA:
2.25%, 03/02/20	4,956	4,951,586
2.65%, 05/26/22	1,635	1,646,024
Cooperatieve Rabobank UA, (LIBOR USD 3 Month + 10.87%), 11.00%(a)(b)(e)	4,375	4,375,000
Credit Agricole SA, (USD Swap Semi 5 Year + 6.19%), 8.12%(a)(b)(e)	2,300	2,659,913
Credit Suisse Group Funding Guernsey Ltd.:
3.80%, 09/15/22	1,000	1,036,702
3.80%, 06/09/23	1,160	1,203,003
Danske Bank A/S(b):
5.00%, 01/12/22	3,388	3,544,008
5.38%, 01/12/24	1,355	1,464,576
Fifth Third Bancorp, 3.65%, 01/25/24	470	493,881
HSBC Holdings plc:
5.10%, 04/05/21	2,000	2,089,860
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(a)	1,400	1,426,017
(LIBOR USD 3 Month + 1.21%), 3.80%, 03/11/25(a)	425	442,812
4.30%, 03/08/26	240	257,780
(LIBOR USD 3 Month + 1.35%), 4.29%, 09/12/26(a)	2,850	3,031,890
(USD Swap Rate 5 Year + 3.75%), 6.00%(a)(e)	3,360	3,435,600
(USD Swap Rate 5 Year + 3.61%), 6.50%(a)(e)	200	209,656
(LIBOR USD 3 Month + 1.53%), 4.58%, 06/19/29(a)	217	237,325
Huntington National Bank (The), 3.25%, 05/14/21	1,940	1,972,054
ING Groep NV:
4.10%, 10/02/23	5,650	5,968,560
3.55%, 04/09/24	200	206,888
JPMorgan Chase & Co.:
2.55%, 03/01/21	2,830	2,839,880
4.63%, 05/10/21	3,562	3,708,031

Security	Par (000)	Value

Banks (continued)
4.50%, 01/24/22	USD 124	$130,663
2.97%, 01/15/23	4,610	4,676,904
(LIBOR USD 3 Month + 0.70%), 3.21%, 04/01/23(a)	4,327	4,416,085
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)	280	282,735
2.70%, 05/18/23	148	149,517
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)	16	16,588
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)	2,565	2,690,060
(LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(a)	6,310	6,706,214
(LIBOR USD 3 Month + 1.16%), 3.22%, 03/01/25(a)	29	29,821
4.13%, 12/15/26	375	401,086
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)	5,775	6,122,137
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)	6,500	6,765,846
(LIBOR USD 3 Month + 0.95%), 3.51%, 01/23/29(a)	273	283,821
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(a)	1,070	1,169,897
(LIBOR USD 3 Month + 1.33%), 4.45%, 12/05/29(a)	54	60,212
(LIBOR USD 3 Month + 1.16%), 3.70%, 05/06/30(a)	1,710	1,802,973
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)	679	711,745
KeyBank NA, 3.35%, 06/15/21	1,075	1,097,044
KeyCorp, 4.15%, 10/29/25	704	762,679
Lloyds Banking Group plc, 3.75%, 01/11/27	1,942	1,977,257
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21	1,080	1,104,292
3.00%, 02/22/22	1,276	1,296,001
3.46%, 03/02/23	8,400	8,636,014
3.29%, 07/25/27	205	211,764
4.05%, 09/11/28	250	274,155
Mizuho Financial Group, Inc.:
2.63%, 04/12/21(b)	3,350	3,360,473
2.27%, 09/13/21	1,959	1,952,667
2.95%, 02/28/22	7,189	7,271,564
3.66%, 02/28/27	253	266,811
Nordea Bank Abp(b):
2.13%, 05/29/20	2,295	2,290,095
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(a)(e)	1,650	1,740,750
Royal Bank of Scotland Group plc(a):
(LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23	2,822	2,853,438
(LIBOR USD 3 Month + 1.87%), 4.44%, 05/08/30	900	931,610
Santander UK Group Holdings plc, 2.88%, 08/05/21	6,293	6,296,587
Santander UK plc, 5.00%, 11/07/23(b)	2,110	2,225,306
Standard Chartered plc(a)(b):
(LIBOR USD 3 Month + 1.15%), 4.25%, 01/20/23	3,890	4,013,393
(LIBOR USD 3 Month + 1.08%), 3.89%, 03/15/24	960	983,909
Sumitomo Mitsui Trust Bank Ltd., 1.95%, 09/19/19(b)	4,535	4,529,875

6

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
SunTrust Banks, Inc.:
2.80%, 05/17/22	USD 935	$946,909
4.00%, 05/01/25	135	144,555
Svenska Handelsbanken AB, 3.90%, 11/20/23	250	264,888
Toronto-Dominion Bank (The), 3.50%, 07/19/23	1,255	1,316,640
UBS Group Funding Switzerland AG(b):
2.95%, 09/24/20	3,935	3,961,163
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)	5,500	5,548,082
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(e)	2,600	2,762,032
4.13%, 09/24/25	472	503,750
4.25%, 03/23/28	689	742,643
US Bancorp:
2.95%, 07/15/22	298	304,282
3.10%, 04/27/26	108	110,334
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)	745	750,252
Wells Fargo & Co.:
2.60%, 07/22/20	368	369,210
2.55%, 12/07/20	896	898,512
2.50%, 03/04/21	5,007	5,017,920
3.50%, 03/08/22	654	672,900
2.63%, 07/22/22	3,390	3,414,468
3.75%, 01/24/24	4,890	5,141,154
3.00%, 04/22/26	640	647,004
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(a)	3,475	3,628,155
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)	3,180	3,210,390

		284,908,384

Beverages — 0.6%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36	7,130	7,821,398
4.90%, 02/01/46	1,260	1,402,924
Anheuser-Busch InBev Finance, Inc.,
3.65%, 02/01/26	73	76,713
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29	5,185	5,886,044
5.55%, 01/23/49	150	183,826
Keurig Dr Pepper, Inc., 4.06%, 05/25/23	1,007	1,057,226
PepsiCo, Inc.:
3.45%, 10/06/46	860	884,262
4.00%, 05/02/47	700	788,197

		18,100,590

Biotechnology — 0.5%
AbbVie, Inc.:
2.30%, 05/14/21	860	854,800
4.50%, 05/14/35	3,239	3,341,331
Amgen, Inc., 4.40%, 05/01/45	1,987	2,110,837
Baxalta, Inc., 5.25%, 06/23/45	233	280,244
Celgene Corp.:
3.95%, 10/15/20	190	193,733
3.25%, 08/15/22	950	975,783
3.55%, 08/15/22	1,030	1,066,580
2.75%, 02/15/23	1,428	1,440,671
3.25%, 02/20/23	1,570	1,609,374
3.63%, 05/15/24	25	26,244
Gilead Sciences, Inc.:
2.55%, 09/01/20	30	30,088
3.25%, 09/01/22	20	20,556
3.70%, 04/01/24	595	631,277
3.50%, 02/01/25	1,495	1,568,704
2.95%, 03/01/27	325	329,324

Security	Par (000)	Value

Biotechnology (continued)
4.60%, 09/01/35	USD 1,451	$1,633,212
4.80%, 04/01/44	6	6,817
4.50%, 02/01/45	141	153,871

		16,273,446

Building Products — 0.0%
Johnson Controls International plc:
4.63%, 07/02/44	400	412,448
5.13%, 09/14/45	46	50,247

		462,695

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)(a):
Series E, (LIBOR USD 3 Month + 3.42%), 4.95%(e)	705	716,111
(LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28	1,555	1,619,161
Charles Schwab Corp. (The), 3.20%, 03/02/27	725	746,734
CME Group, Inc.:
3.00%, 09/15/22	13	13,346
3.75%, 06/15/28	140	152,558
Credit Suisse Group AG(b):
(LIBOR USD 3 Month + 1.24%),
4.21%, 06/12/24(a)	1,660	1,741,860
4.28%, 01/09/28	260	274,478
(LIBOR USD 3 Month + 1.41%),
3.87%, 01/12/29(a)	1,400	1,443,265
Deutsche Bank AG:
2.70%, 07/13/20	3,770	3,754,010
2.95%, 08/20/20	265	263,091
4.25%, 10/14/21	825	836,365
Goldman Sachs Group, Inc. (The):
2.55%, 10/23/19	3,987	3,988,478
2.75%, 09/15/20	1,050	1,054,379
5.25%, 07/27/21	50	52,848
2.35%, 11/15/21	3,226	3,222,784
5.75%, 01/24/22	150	162,117
(LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/22(a)	174	175,440
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(a)	740	747,959
(LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/23(a)	113	114,093
3.63%, 02/20/24	245	255,618
3.75%, 05/22/25	173	180,953
3.85%, 01/26/27	2,922	3,054,061
(LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/28(a)	3,613	3,731,387
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(a)	655	702,493
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(a)	1,150	1,187,751
(LIBOR USD 3 Month + 1.43%), 4.41%, 04/23/39(a)	125	135,226
Intercontinental Exchange, Inc.:
2.75%, 12/01/20	63	63,408
2.35%, 09/15/22	11	11,012
4.00%, 10/15/23	46	48,929
3.75%, 12/01/25	1,270	1,356,497
3.10%, 09/15/27	101	103,553
3.75%, 09/21/28	1,500	1,616,942
4.25%, 09/21/48	370	412,736
Morgan Stanley:
2.75%, 05/19/22	3,860	3,900,495
3.70%, 10/23/24	67	70,687
4.00%, 07/23/25	4,190	4,487,930

7

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
6.25%, 08/09/26	USD 880	$1,055,975
3.63%, 01/20/27	2,820	2,959,692
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)	6,050	6,299,563
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)	2,724	2,857,860
Northern Trust Corp., (LIBOR USD 3 Month + 1.13%), 3.38%, 05/08/32(a)	1,705	1,719,568
Nuveen LLC, 4.00%, 11/01/28(b)	750	822,948
State Street Corp., 2.65%, 05/19/26	983	984,651

		59,099,012

Chemicals — 0.5%
Air Liquide Finance SA, 2.50%, 09/27/26(b)	239	235,012
Braskem Netherlands Finance BV, 4.50%, 01/10/28(b)	207	208,701
Dow Chemical Co. (The):
9.00%, 04/01/21	915	1,015,429
3.00%, 11/15/22	132	133,818
3.15%, 05/15/24(b)	925	943,401
3.63%, 05/15/26(b)	890	922,920
4.38%, 11/15/42	1,584	1,602,093
DuPont de Nemours, Inc.:
4.49%, 11/15/25	4,360	4,824,601
5.42%, 11/15/48	3,378	4,104,657
RPM International, Inc., 4.25%, 01/15/48	180	164,184
SABIC Capital II BV, 4.00%, 10/10/23(b)	214	221,597
Sherwin-Williams Co. (The), 4.00%, 12/15/42.	538	521,751
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(b)	200	210,100

		15,108,264

Commercial Services & Supplies — 0.4%
RELX Capital, Inc.:
3.50%, 03/16/23	1,937	2,000,355
4.00%, 03/18/29	2,035	2,153,836
Republic Services, Inc.:
3.55%, 06/01/22	149	153,622
4.75%, 05/15/23	1,910	2,061,721
2.90%, 07/01/26	824	828,390
3.95%, 05/15/28	1,805	1,947,145
Waste Management, Inc.:
3.13%, 03/01/25	145	149,845
3.90%, 03/01/35	797	851,809
4.00%, 07/15/39	1,630	1,746,387
4.15%, 07/15/49	930	1,015,788

		12,908,898

Communications Equipment — 0.1%
Cisco Systems, Inc., 2.95%, 02/28/26	501	516,497
Juniper Networks, Inc., 3.30%, 06/15/20	1,064	1,070,258

		1,586,755

Consumer Finance — 1.4%
American Express Co.:
3.38%, 05/17/21	172	175,248
2.50%, 08/01/22	1,389	1,397,817
3.70%, 08/03/23	442	463,972
3.40%, 02/22/24	1,050	1,095,437
4.20%, 11/06/25	1,794	1,959,376
3.13%, 05/20/26	960	985,857
American Express Credit Corp.:
2.25%, 08/15/19	2,894	2,893,346
2.25%, 05/05/21	233	233,069
Capital One Financial Corp.:
3.45%, 04/30/21	693	705,583
4.75%, 07/15/21	587	613,617

Security	Par (000)	Value

Consumer Finance (continued)
3.90%, 01/29/24	USD 3,395	$3,567,950
3.75%, 03/09/27	765	789,710
Discover Financial Services, 4.10%, 02/09/27	388	404,164
Ford Motor Credit Co. LLC:
5.75%, 02/01/21	2,635	2,742,979
3.34%, 03/18/21	205	206,053
5.88%, 08/02/21	3,790	3,996,399
3.22%, 01/09/22	6,600	6,602,473
2.98%, 08/03/22	1,710	1,691,869
3.10%, 05/04/23	330	325,172
5.58%, 03/18/24	4,000	4,293,511
General Motors Financial Co., Inc.:
3.45%, 04/10/22	288	292,081
3.15%, 06/30/22	2,296	2,310,028
4.00%, 01/15/25	2,580	2,618,777
4.00%, 10/06/26	166	167,388
Hyundai Capital Services, Inc.,
3.00%, 08/29/22(b)	1,650	1,652,578
Synchrony Financial:
2.70%, 02/03/20	742	742,063
4.38%, 03/19/24	755	790,590
Toyota Motor Credit Corp.:
2.63%, 01/10/23	775	784,957
3.05%, 01/11/28	790	814,998
3.65%, 01/08/29	178	192,413

		45,509,475

Containers & Packaging — 0.1%
International Paper Co.:
6.00%, 11/15/41	1,005	1,178,034
4.80%, 06/15/44	588	603,554

		1,781,588

Diversified Consumer Services — 0.1%
American University (The), 3.67%, 04/01/49	1,422	1,470,724
Massachusetts Institute of Technology, 3.96%, 07/01/38	1,866	2,052,428

		3,523,152

Diversified Financial Services — 0.2%
AXA Equitable Holdings, Inc.:
3.90%, 04/20/23	210	218,789
5.00%, 04/20/48	370	381,785
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	2,420	2,395,211
ORIX Corp., 2.90%, 07/18/22	1,011	1,026,396
Shell International Finance BV:
3.25%, 05/11/25	645	676,723
4.13%, 05/11/35	1,150	1,278,395
6.38%, 12/15/38	389	547,423
3.63%, 08/21/42	821	847,362
4.55%, 08/12/43	273	319,770

		7,691,854

Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
3.00%, 02/15/22	384	390,143
3.20%, 03/01/22	67	68,426
3.80%, 03/15/22	2	2,075
3.00%, 06/30/22	420	427,355
0.00%, 11/27/22(b)(f)	3,000	2,739,476
3.40%, 05/15/25	116	119,249
3.60%, 07/15/25	886	918,989
3.80%, 02/15/27	414	430,839
4.30%, 02/15/30	6,559	7,020,203
4.50%, 05/15/35	1,499	1,569,163
6.35%, 03/15/40	187	230,309

8

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
6.00%, 08/15/40	USD 1,309	$1,555,763
5.35%, 09/01/40	231	260,739
4.65%, 06/01/44	285	294,095
4.80%, 06/15/44	190	200,549
4.35%, 06/15/45	2,373	2,372,230
4.85%, 07/15/45	1,339	1,431,018
5.15%, 02/15/50	1,285	1,418,778
5.30%, 08/15/58	160	178,201
CC Holdings GS V LLC, 3.85%, 04/15/23	582	608,050
Deutsche Telekom International Finance BV, 4.38%, 06/21/28(b)	179	195,050
Verizon Communications, Inc.:
(LIBOR USD 3 Month + 0.55%), 3.07%, 05/22/20(a)	4,232	4,248,095
4.13%, 03/16/27	10,057	10,937,850
4.50%, 08/10/33	2,240	2,523,510
4.27%, 01/15/36	6,656	7,209,131
5.25%, 03/16/37	860	1,028,673
4.75%, 11/01/41	285	320,017
4.13%, 08/15/46	170	177,461
4.86%, 08/21/46	305	355,108

		49,230,545

Electric Utilities — 2.5%
AEP Texas, Inc.:
3.95%, 06/01/28	2,580	2,757,593
Series G, 4.15%, 05/01/49	19	20,559
AEP Transmission Co. LLC:
3.75%, 12/01/47	110	112,987
4.25%, 09/15/48	1,130	1,239,984
Alabama Power Co.:
3.75%, 03/01/45	1,425	1,464,036
Series B, 3.70%, 12/01/47	430	435,205
Series A, 4.30%, 07/15/48	915	1,025,815
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)	430	446,570
Baltimore Gas & Electric Co.:
3.50%, 08/15/46	1,228	1,213,082
3.75%, 08/15/47	575	587,292
4.25%, 09/15/48	570	631,940
CenterPoint Energy Houston Electric LLC,
3.95%, 03/01/48	1,255	1,340,134
Commonwealth Edison Co., 2.95%, 08/15/27 .	330	334,633
Dayton Power & Light Co. (The),
3.95%, 06/15/49(b)	1,078	1,107,658
DTE Electric Co., Series A, 4.05%, 05/15/48 .	1,575	1,742,319
Duke Energy Carolinas LLC:
3.05%, 03/15/23	246	252,809
3.95%, 11/15/28	1,340	1,458,687
5.30%, 02/15/40	380	473,557
4.25%, 12/15/41	40	43,961
3.88%, 03/15/46	480	503,908
3.70%, 12/01/47	925	945,020
3.95%, 03/15/48	511	539,074
Duke Energy Florida LLC:
3.80%, 07/15/28	861	927,639
6.40%, 06/15/38	765	1,071,018
3.40%, 10/01/46	570	556,516
Duke Energy Ohio, Inc., 3.65%, 02/01/29	2,650	2,844,782
Duke Energy Progress LLC:
3.00%, 09/15/21	395	401,580
3.25%, 08/15/25	895	929,987
3.70%, 09/01/28	2,285	2,446,158
3.45%, 03/15/29	285	300,481
4.10%, 03/15/43	810	868,081
4.20%, 08/15/45	670	737,260

Security	Par (000)	Value

Electric Utilities (continued)
Entergy Corp., 2.95%, 09/01/26	USD 30	$30,050
Entergy Louisiana LLC:
5.40%, 11/01/24	340	391,616
4.20%, 09/01/48	1,265	1,399,209
4.20%, 04/01/50	125	138,754
Eversource Energy, Series L, 2.90%, 10/01/24	2,310	2,348,079
Exelon Corp.:
4.95%, 06/15/35	400	447,613
4.45%, 04/15/46	180	191,553
FirstEnergy Transmission LLC(b):
4.35%, 01/15/25	3,195	3,429,135
4.55%, 04/01/49	1,100	1,203,002
Florida Power & Light Co.:
(LIBOR USD 3 Month + 0.40%), 2.97%, 05/06/22(a)	5,710	5,712,589
2.75%, 06/01/23	502	511,427
5.69%, 03/01/40	200	258,605
5.25%, 02/01/41	240	297,873
3.95%, 03/01/48	680	744,212
4.13%, 06/01/48	1,255	1,408,428
3.99%, 03/01/49	550	603,206
Indiana Michigan Power Co., Series L, 3.75%, 07/01/47	300	303,235
ITC Holdings Corp., 2.70%, 11/15/22	1,345	1,351,698
Kansas City Power & Light Co.,
4.20%, 03/15/48	2,115	2,316,068
MidAmerican Energy Co., 4.40%, 10/15/44	740	842,523
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28(b)	366	389,674
Northern States Power Co.:
3.40%, 08/15/42	1,325	1,309,993
4.00%, 08/15/45	560	596,586
3.60%, 09/15/47	400	407,987
4.20%, 09/01/48	405	438,572
NSTAR Electric Co., 3.20%, 05/15/27	282	290,479
Ohio Power Co.:
Series G, 6.60%, 02/15/33	1,165	1,582,096
4.00%, 06/01/49	585	630,226
Oklahoma Gas & Electric Co., 3.30%, 03/15/30	2,330	2,366,081
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28(b)	1,150	1,238,438
4.55%, 12/01/41	565	657,458
3.80%, 09/30/47	945	988,270
PacifiCorp, 4.13%, 01/15/49	1,730	1,908,332
Public Service Electric & Gas Co.:
3.25%, 09/01/23	92	95,461
3.65%, 09/01/28	1,440	1,543,699
5.50%, 03/01/40	120	152,892
3.65%, 09/01/42	31	31,817
Southwestern Electric Power Co., Series M,
4.10%, 09/15/28	735	792,132
Southwestern Public Service Co.,
3.75%, 06/15/49	240	242,337
Tampa Electric Co.:
4.30%, 06/15/48	215	230,303
4.45%, 06/15/49	520	579,918
Trans-Allegheny Interstate Line Co.,
3.85%, 06/01/25(b)	2,064	2,181,966
Union Electric Co., 3.50%, 03/15/29	905	958,835
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23	1,365	1,384,374
Series A, 3.15%, 01/15/26	150	154,921
Series A, 3.50%, 03/15/27	2,401	2,530,041
4.00%, 01/15/43	747	789,210
4.45%, 02/15/44	794	896,874

9

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Series B, 4.20%, 05/15/45	USD 1,409	$1,526,275
Series C, 4.00%, 11/15/46	675	712,834
Vistra Operations Co. LLC, 4.30%, 07/15/29(b)	1,305	1,322,957

		82,620,238

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 3.20%, 04/01/24	909	931,527
Corning, Inc.:
3.70%, 11/15/23	180	187,694
4.38%, 11/15/57	505	491,095
Tyco Electronics Group SA:
3.45%, 08/01/24	215	223,241
3.13%, 08/15/27	670	671,418

		2,504,975

Energy Equipment & Services — 0.3%
Halliburton Co.:
3.80%, 11/15/25	5,670	5,945,172
5.00%, 11/15/45	148	161,474
Schlumberger Holdings Corp.,
3.90%, 05/17/28(b)	2,649	2,756,630

		8,863,276

Entertainment — 0.2%
NBCUniversal Media LLC:
6.40%, 04/30/40	72	97,420
5.95%, 04/01/41	1,550	2,035,530
4.45%, 01/15/43	870	959,094
Viacom, Inc., 6.88%, 04/30/36	440	557,497
Walt Disney Co. (The)(b):
6.20%, 12/15/34	149	202,022
6.40%, 12/15/35	1,251	1,705,807
6.15%, 03/01/37	1,025	1,392,577
6.65%, 11/15/37	48	68,971
6.90%, 08/15/39	65	95,797
6.15%, 02/15/41	28	38,941
5.40%, 10/01/43	310	404,442
Warner Media LLC, 7.63%, 04/15/31	395	526,770

		8,084,868

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.50%, 01/31/23	60	61,940
3.00%, 06/15/23	700	706,789
5.00%, 02/15/24	302	332,483
3.38%, 05/15/24	250	257,175
3.13%, 01/15/27	214	212,299
Crown Castle International Corp.:
3.40%, 02/15/21	20	20,273
4.88%, 04/15/22	88	93,559
3.20%, 09/01/24	2,670	2,726,596
3.70%, 06/15/26	1,410	1,464,303
4.00%, 03/01/27	80	83,965
3.65%, 09/01/27	146	150,350
4.30%, 02/15/29	470	507,879
GLP Capital LP, 5.25%, 06/01/25	2,013	2,156,728
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22(b)	243	251,885
Realty Income Corp.:
3.25%, 10/15/22	315	323,181
3.88%, 04/15/25	444	472,406
3.00%, 01/15/27	160	160,893
Trust F/1401(b):
4.87%, 01/15/30	205	206,742
6.39%, 01/15/50	200	205,180

		10,394,626

Security	Par (000)	Value

Food & Staples Retailing — 0.3%
Kroger Co. (The), 2.65%, 10/15/26	USD 1,697	$1,635,611
Walgreens Boots Alliance, Inc.:
3.45%, 06/01/26	4,690	4,734,704
4.80%, 11/18/44	92	92,428
Walmart, Inc.:
2.65%, 12/15/24	303	309,557
3.25%, 07/08/29	1,945	2,050,611
3.95%, 06/28/38	1,386	1,543,758
4.00%, 04/11/43	594	653,163

		11,019,832

Food Products — 0.1%
Campbell Soup Co., 8.88%, 05/01/21	560	617,902
Tyson Foods, Inc.:
4.00%, 03/01/26	550	584,972
3.55%, 06/02/27	775	801,497
5.10%, 09/28/48	240	271,084

		2,275,455

Gas Utilities — 0.0%
Atmos Energy Corp., 4.13%, 03/15/49	320	350,514
Dominion Energy Gas Holdings LLC:
4.80%, 11/01/43	358	403,680
4.60%, 12/15/44	500	559,240

		1,313,434

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories:
3.75%, 11/30/26	3,152	3,407,931
4.75%, 04/15/43	74	86,477
Baxter International, Inc., 1.70%, 08/15/21	110	108,674
Becton Dickinson and Co.:
2.68%, 12/15/19	1,757	1,757,555
3.30%, 03/01/23	1,150	1,163,012
Covidien International Finance SA,
2.95%, 06/15/23	710	726,829
Edwards Lifesciences Corp., 4.30%, 06/15/28	395	427,027
Medtronic, Inc.:
3.50%, 03/15/25	1,460	1,548,526
4.38%, 03/15/35	3,946	4,542,793

		13,768,824

Health Care Providers & Services — 1.4%
Aetna, Inc.:
4.50%, 05/15/42	1,159	1,148,051
4.13%, 11/15/42	713	667,044
4.75%, 03/15/44	565	575,952
Anthem, Inc.:
3.50%, 08/15/24	270	280,396
4.10%, 03/01/28	495	529,540
CHRISTUS Health, Series C, 4.34%, 07/01/28	767	852,253
Cigna Corp.(b):
3.75%, 07/15/23	56	58,303
4.38%, 10/15/28	1,790	1,931,169
Cigna Holding Co., 3.25%, 04/15/25	2,057	2,091,695
CVS Health Corp.:
3.70%, 03/09/23	3,382	3,497,483
5.13%, 07/20/45	2,297	2,449,555
5.05%, 03/25/48	1,425	1,517,795
Dignity Health, 3.81%, 11/01/24	450	473,946
Express Scripts Holding Co.:
3.30%, 02/25/21	686	695,108
4.80%, 07/15/46	18	19,130
HCA, Inc.:
6.50%, 02/15/20	2,830	2,895,135
5.88%, 03/15/22	2,141	2,340,024
4.75%, 05/01/23	2,284	2,444,797

10

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
5.00%, 03/15/24	USD 925	$1,007,730
5.25%, 04/15/25	3,305	3,661,800
4.13%, 06/15/29	4,042	4,155,095
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	1,130	1,130,699
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	797	884,056
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	107	129,271
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23	1,549	1,614,935
Sutter Health, Series 2018, 3.70%, 08/15/28	185	197,483
UnitedHealth Group, Inc.:
3.75%, 07/15/25	5,738	6,128,470
3.70%, 12/15/25	687	731,654
3.10%, 03/15/26	102	105,050
3.85%, 06/15/28	316	342,261
5.70%, 10/15/40	460	590,967
5.95%, 02/15/41	50	66,045
4.63%, 11/15/41	579	660,033
3.95%, 10/15/42	1,274	1,335,428

		47,208,353

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.:
3.70%, 01/30/26	1,155	1,227,838
6.30%, 03/01/38	245	319,099
3.70%, 02/15/42	546	533,784
3.63%, 05/01/43	244	234,721
4.88%, 12/09/45	2,040	2,342,044
4.45%, 03/01/47	360	394,784

		5,052,270

Household Durables — 0.2%
Lennar Corp., 4.13%, 01/15/22	3,020	3,098,369
Toll Brothers Finance Corp., 5.88%, 02/15/22	2,830	3,006,875

		6,105,244

Household Products — 0.0%
Clorox Co. (The), 3.10%, 10/01/27	290	296,901

Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc.(b):
3.75%, 06/15/24	124	127,392
4.45%, 06/15/29	400	416,194

		543,586

Industrial Conglomerates — 0.1%
3M Co.:
3.00%, 08/07/25	645	664,246
2.88%, 10/15/27	287	289,215
3.38%, 03/01/29	961	1,012,840
General Electric Co., 4.13%, 10/09/42	2,150	1,980,234
Honeywell International, Inc., 3.81%, 11/21/47	350	373,436

		4,319,971

Insurance — 0.6%
American International Group, Inc., 3.88%, 01/15/35	85	84,656
Aon Corp.:
4.50%, 12/15/28	2,865	3,153,265
3.75%, 05/02/29	1,655	1,724,919
Aon plc, 4.75%, 05/15/45	394	440,239
Berkshire Hathaway Finance Corp., 4.25%, 01/15/49	445	500,890
Hartford Financial Services Group, Inc. (The), 4.30%, 04/15/43	360	380,637

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.:
3.50%, 12/29/20	USD 728	$740,142
4.05%, 10/15/23	565	596,166
3.50%, 06/03/24	2,194	2,287,697
3.50%, 03/10/25	730	759,011
3.75%, 03/14/26	74	78,086
4.38%, 03/15/29	1,473	1,625,157
4.35%, 01/30/47	179	194,093
4.20%, 03/01/48	1,070	1,130,074
MetLife, Inc., 4.13%, 08/13/42	128	138,059
Principal Financial Group, Inc., 3.70%, 05/15/29	545	569,672
Prudential Financial, Inc., 3.88%, 03/27/28	1,720	1,869,908
Travelers Cos., Inc. (The):
6.25%, 06/15/37	15	20,655
4.60%, 08/01/43	683	809,253
3.75%, 05/15/46	130	138,825
Trinity Acquisition plc, 4.40%, 03/15/26	888	944,508
Willis North America, Inc., 3.60%, 05/15/24	2,260	2,334,402

		20,520,314

Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24	755	798,754

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	1,170	1,217,818
Amazon.com, Inc.:
2.40%, 02/22/23	3	3,029
3.88%, 08/22/37	1,430	1,576,748
4.95%, 12/05/44	65	81,948

		2,879,543

IT Services — 1.0%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	116	117,714
5.00%, 10/15/25	355	398,531
3.00%, 08/15/26	3,510	3,551,577
4.75%, 05/15/48	1,175	1,311,467
Fiserv, Inc.:
4.75%, 06/15/21	751	784,299
3.85%, 06/01/25	850	899,671
3.20%, 07/01/26	3,915	3,995,963
4.20%, 10/01/28	1,610	1,742,954
IBM Credit LLC, 3.45%, 11/30/20	1,135	1,153,969
International Business Machines Corp.:
2.80%, 05/13/21	102	103,228
2.90%, 11/01/21	485	492,237
3.00%, 05/15/24	677	695,261
3.30%, 05/15/26	5,130	5,317,823
4.15%, 05/15/39	470	502,094
Mastercard, Inc.:
2.95%, 11/21/26	655	675,287
2.95%, 06/01/29	2,644	2,727,251
3.65%, 06/01/49	428	453,791
Total System Services, Inc.:
3.80%, 04/01/21	860	875,912
3.75%, 06/01/23	730	753,492
4.80%, 04/01/26	2,949	3,234,343
Visa, Inc.:
4.15%, 12/14/35	939	1,079,119
4.30%, 12/14/45	520	615,954

		31,481,937

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.88%, 07/15/23	392	410,011
3.05%, 09/22/26	1,840	1,856,880

11

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.:
3.65%, 12/15/25	USD 113	$119,051
2.95%, 09/19/26	4,209	4,232,988
3.20%, 08/15/27	230	235,478

		6,854,408

Machinery — 0.0%
CNH Industrial NV, 3.85%, 11/15/27	260	259,633

Media — 1.2%
Charter Communications Operating LLC:
4.46%, 07/23/22	20	21,015
4.50%, 02/01/24	1,551	1,652,984
4.91%, 07/23/25	2,339	2,539,320
6.38%, 10/23/35	4,422	5,193,256
5.38%, 04/01/38	675	722,833
6.48%, 10/23/45	1,810	2,132,738
Comcast Corp.:
3.30%, 10/01/20	4,134	4,190,675
3.13%, 07/15/22	733	754,076
3.15%, 03/01/26	2,080	2,152,764
4.25%, 10/15/30	540	602,649
4.25%, 01/15/33	85	95,352
7.05%, 03/15/33	14	19,615
4.40%, 08/15/35	1,135	1,264,181
6.50%, 11/15/35	550	745,389
3.20%, 07/15/36	3,348	3,251,986
6.45%, 03/15/37	60	81,312
6.55%, 07/01/39	147	201,081
6.40%, 03/01/40	46	62,236
4.50%, 01/15/43	324	360,867
3.40%, 07/15/46	1,181	1,132,424
4.70%, 10/15/48	100	117,121
4.95%, 10/15/58	779	950,878
Cox Communications, Inc.(b):
3.15%, 08/15/24	4,371	4,431,342
3.35%, 09/15/26	269	271,635
Discovery Communications LLC:
3.50%, 06/15/22	625	636,675
3.25%, 04/01/23	275	279,540
3.80%, 03/13/24	24	24,909
3.45%, 03/15/25	717	726,554
3.95%, 06/15/25	610	632,144
4.95%, 05/15/42	380	383,941
5.20%, 09/20/47	96	101,466
5.30%, 05/15/49	120	129,132
Fox Corp.(b):
4.03%, 01/25/24	495	526,506
4.71%, 01/25/29	800	894,998
Grupo Televisa SAB, 5.25%, 05/24/49	358	367,827
Historic TW, Inc., 6.63%, 05/15/29	190	232,935
TCI Communications, Inc., 7.88%, 02/15/26	291	379,562
Time Warner Cable LLC:
5.00%, 02/01/20	1,291	1,307,974
5.50%, 09/01/41	613	642,685
4.50%, 09/15/42	132	123,342

		40,337,919

Metals & Mining — 0.2%
Anglo American Capital plc(b):
3.63%, 09/11/24	1,755	1,792,679
4.75%, 04/10/27	1,410	1,493,467
ArcelorMittal, 6.13%, 06/01/25	16	18,189
Barrick Gold Corp., 5.25%, 04/01/42	585	686,048
BHP Billiton Finance USA Ltd.:
4.13%, 02/24/42	383	422,959

Security	Par (000)	Value

Metals & Mining (continued)
5.00%, 09/30/43	USD 237	$296,914
Novolipetsk Steel Via Steel Funding DAC,
4.70%, 05/30/26(b)	238	242,359
Nucor Corp., 5.20%, 08/01/43	303	360,407

		5,313,022

Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 05/01/28	46	48,957

Multi-Utilities — 0.2%
Ameren Illinois Co., 3.80%, 05/15/28	890	954,393
Berkshire Hathaway Energy Co.:
6.13%, 04/01/36	106	141,836
5.95%, 05/15/37	54	69,706
Black Hills Corp., 3.95%, 01/15/26	465	484,971
Consumers Energy Co.:
3.38%, 08/15/23	14	14,542
3.80%, 11/15/28	137	149,685
3.95%, 07/15/47	155	167,645
4.05%, 05/15/48	625	689,282
3.75%, 02/15/50	620	653,440
DTE Energy Co., Series D, 3.70%, 08/01/23	730	761,734
NiSource, Inc., 3.49%, 05/15/27	1,460	1,510,197

		5,597,431

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp., 0.00%, 10/10/36(f)	3,000	1,417,351
Andeavor Logistics LP:
5.25%, 01/15/25	200	211,626
4.25%, 12/01/27	5,524	5,835,067
5.20%, 12/01/47	1,080	1,143,513
Antero Resources Corp.:
5.13%, 12/01/22	2,830	2,716,800
5.63%, 06/01/23	3,020	2,914,904
Boardwalk Pipelines LP, 4.80%, 05/03/29	365	380,948
BP Capital Markets America, Inc.:
2.75%, 05/10/23	865	874,503
3.80%, 09/21/25	1,914	2,042,571
3.12%, 05/04/26	595	606,333
Cimarex Energy Co.:
4.38%, 06/01/24	2,115	2,240,079
3.90%, 05/15/27	1,568	1,611,337
Concho Resources, Inc., 3.75%, 10/01/27	1,153	1,193,087
Continental Resources, Inc.:
4.50%, 04/15/23	4,992	5,245,002
3.80%, 06/01/24	1,090	1,120,726
Devon Energy Corp., 5.85%, 12/15/25	1,180	1,397,981
Diamondback Energy, Inc., 4.75%, 11/01/24(b)	435	447,506
Enbridge, Inc.:
2.90%, 07/15/22	945	958,923
3.70%, 07/15/27	1,360	1,404,631
4.50%, 06/10/44	110	116,697
(LIBOR USD 3 Month + 3.42%),
5.50%, 07/15/77(a)	1,230	1,189,361
Energen Corp., 4.63%, 09/01/21	950	959,500
Energy Transfer Operating LP:
5.88%, 01/15/24	3,460	3,851,548
4.90%, 02/01/24	270	289,930
5.80%, 06/15/38	125	139,098
6.05%, 06/01/41	54	60,462
6.50%, 02/01/42	1,897	2,242,521
5.15%, 03/15/45	270	274,550
6.13%, 12/15/45	508	575,571
Enterprise Products Operating LLC:
Series D, 6.88%, 03/01/33	258	345,658
Series H, 6.65%, 10/15/34	45	59,477

12

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
7.55%, 04/15/38	USD 100	$138,494
5.95%, 02/01/41	290	355,596
4.45%, 02/15/43	1,687	1,761,715
5.10%, 02/15/45	55	62,869
EOG Resources, Inc., 4.15%, 01/15/26	340	370,247
Hess Corp., 5.80%, 04/01/47	600	666,192
Kinder Morgan Energy Partners LP:
6.50%, 02/01/37	560	672,458
6.95%, 01/15/38	1,274	1,633,476
6.50%, 09/01/39	30	36,923
6.38%, 03/01/41	210	253,710
5.00%, 03/01/43	760	796,889
5.50%, 03/01/44	191	215,716
Kinder Morgan, Inc.:
3.15%, 01/15/23	2,860	2,909,293
4.30%, 06/01/25	181	193,354
4.30%, 03/01/28	2,300	2,465,172
5.05%, 02/15/46	2,694	2,935,659
Marathon Petroleum Corp.:
4.75%, 12/15/23	910	981,632
5.85%, 12/15/45	345	380,582
MPLX LP:
4.88%, 12/01/24	197	214,303
4.00%, 02/15/25	3,150	3,289,383
4.13%, 03/01/27	5,200	5,443,141
5.20%, 03/01/47	320	343,954
5.50%, 02/15/49	154	174,909
NGPL PipeCo LLC, 4.38%, 08/15/22(b)	2,481	2,555,430
Northwest Pipeline LLC, 4.00%, 04/01/27	2,085	2,182,996
Plains All American Pipeline LP,
3.65%, 06/01/22	230	235,577
Rockies Express Pipeline LLC,
4.95%, 07/15/29(b)	2,907	3,011,789
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23	2,145	2,336,271
5.75%, 05/15/24	2,985	3,319,596
5.63%, 03/01/25	3,051	3,417,340
5.88%, 06/30/26	3,245	3,708,176
5.00%, 03/15/27	1,106	1,212,679
Spectra Energy Partners LP, 4.50%, 03/15/45	1,430	1,510,795
Sunoco Logistics Partners Operations LP:
5.35%, 05/15/45	772	802,856
5.40%, 10/01/47	1,290	1,370,115
Texas Eastern Transmission LP(b):
3.50%, 01/15/28	1,318	1,339,355
4.15%, 01/15/48	505	515,394
TransCanada PipeLines Ltd.:
4.88%, 01/15/26	2,605	2,875,091
4.25%, 05/15/28	820	886,479
4.63%, 03/01/34	400	444,045
5.85%, 03/15/36	213	256,033
6.10%, 06/01/40	982	1,214,725
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26	2,905	3,709,111
4.00%, 03/15/28	1,890	1,972,634
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28(b)	200	224,700
Valero Energy Corp.:
3.40%, 09/15/26	1,409	1,436,804
6.63%, 06/15/37	125	158,364
Western Midstream Operating LP:
5.38%, 06/01/21	3,320	3,430,054
4.00%, 07/01/22	520	526,762
4.65%, 07/01/26	84	85,160

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The):
3.70%, 01/15/23	USD 155	$160,196
4.55%, 06/24/24	660	711,178
3.75%, 06/15/27	435	449,122
Series A, 7.50%, 01/15/31	495	640,471
5.75%, 06/24/44	390	455,162
4.90%, 01/15/45	110	115,266

		117,432,654

Paper & Forest Products — 0.2%
Georgia-Pacific LLC:
5.40%, 11/01/20(b)	1,875	1,948,785
3.73%, 07/15/23(b)	1,054	1,103,071
3.60%, 03/01/25(b)	420	441,048
7.38%, 12/01/25	1,203	1,524,095
7.75%, 11/15/29	300	424,830
8.88%, 05/15/31	165	255,614
Suzano Austria GmbH(b):
6.00%, 01/15/29	517	564,822
7.00%, 03/16/47	238	270,725

		6,532,990

Pharmaceuticals — 1.1%
Allergan Finance LLC:
3.25%, 10/01/22	1,519	1,537,848
4.63%, 10/01/42	98	97,738
Allergan Funding SCS:
3.80%, 03/15/25	4,141	4,297,417
4.55%, 03/15/35	2,160	2,180,907
Bayer US Finance II LLC(b):
3.38%, 07/15/24	369	371,050
2.85%, 04/15/25	1,500	1,413,917
3.60%, 07/15/42	828	657,292
Bayer US Finance LLC, 3.38%, 10/08/24(b)	327	328,544
Bristol-Myers Squibb Co.(b):
3.20%, 06/15/26	3,657	3,799,662
4.13%, 06/15/39	245	264,212
Eli Lilly & Co.:
3.88%, 03/15/39	43	46,527
4.15%, 03/15/59	1,070	1,174,525
GlaxoSmithKline Capital plc:
2.88%, 06/01/22	393	399,853
3.38%, 06/01/29	945	999,520
GlaxoSmithKline Capital, Inc.:
3.88%, 05/15/28	735	804,494
6.38%, 05/15/38	95	133,354
Johnson & Johnson, 2.45%, 03/01/26	185	186,013
Merck & Co., Inc.:
3.60%, 09/15/42	200	204,452
3.70%, 02/10/45	20	21,154
4.00%, 03/07/49	290	322,361
Novartis Capital Corp.:
3.40%, 05/06/24	900	946,423
3.10%, 05/17/27	900	932,816
4.40%, 05/06/44	180	210,701
Pfizer, Inc.:
1.95%, 06/03/21	920	917,703
3.45%, 03/15/29	200	211,713
4.00%, 12/15/36	500	545,078
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19	5,310	5,301,769
2.88%, 09/23/23	482	486,712
3.20%, 09/23/26	2,244	2,262,821
Takeda Pharmaceutical Co. Ltd.(b):
4.40%, 11/26/23	1,010	1,082,176
5.00%, 11/26/28	2,325	2,635,011

13

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Wyeth LLC:
6.45%, 02/01/24	USD 225	$265,694
5.95%, 04/01/37	1,360	1,802,879

		36,842,336

Real Estate Management & Development — 0.0%
Celulosa Arauco y Constitucion SA,
4.25%, 04/30/29(b)	200	210,000

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC:
3.00%, 04/01/25	145	149,229
5.75%, 05/01/40	1,100	1,449,900
5.05%, 03/01/41	400	485,165
4.95%, 09/15/41	27	32,327
4.55%, 09/01/44	355	411,538
4.15%, 04/01/45	1,419	1,585,803
CSX Corp.:
6.00%, 10/01/36	242	304,937
6.15%, 05/01/37	190	245,328
4.75%, 11/15/48	450	523,453
4.25%, 11/01/66	1,080	1,113,261
Norfolk Southern Corp.:
3.25%, 12/01/21	56	57,103
2.90%, 02/15/23	166	169,382
3.65%, 08/01/25	1,165	1,228,443
2.90%, 06/15/26	1,245	1,263,676
3.95%, 10/01/42	239	246,465
4.10%, 05/15/49	340	362,492
4.05%, 08/15/52	772	804,669
Penske Truck Leasing Co. LP(b):
3.40%, 11/15/26	1,701	1,699,381
4.20%, 04/01/27	1,207	1,254,628
Ryder System, Inc.:
3.45%, 11/15/21	199	203,343
2.80%, 03/01/22	41	41,376
3.75%, 06/09/23	131	136,323
Union Pacific Corp.:
3.15%, 03/01/24	910	938,318
2.75%, 03/01/26	1,097	1,102,104
3.38%, 02/01/35	2,480	2,468,280
3.60%, 09/15/37	1,281	1,301,721
3.80%, 10/01/51	305	306,563
3.88%, 02/01/55	1,224	1,224,695

		21,109,903

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.:
3.90%, 12/15/25	163	172,171
3.50%, 12/05/26	1,630	1,661,105
5.30%, 12/15/45	441	509,594
Applied Materials, Inc.:
3.30%, 04/01/27	1,850	1,921,188
5.10%, 10/01/35	1,055	1,278,484
5.85%, 06/15/41	170	219,281
4.35%, 04/01/47	1,892	2,113,496
Broadcom Corp.:
2.38%, 01/15/20	6,086	6,075,421
2.65%, 01/15/23	1,000	985,844
3.63%, 01/15/24	455	459,309
3.13%, 01/15/25	502	490,608
3.88%, 01/15/27	2,998	2,937,744
Broadcom, Inc., 4.25%, 04/15/26(b)	1,785	1,811,553
Intel Corp., 4.80%, 10/01/41	605	713,969
KLA-Tencor Corp.:
4.10%, 03/15/29	2,712	2,853,060

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
5.00%, 03/15/49	USD 1,090	$1,214,206
Lam Research Corp.:
2.75%, 03/15/20	1,081	1,081,950
3.75%, 03/15/26	1,690	1,778,188
4.88%, 03/15/49	815	897,545
NVIDIA Corp., 3.20%, 09/16/26	3,490	3,569,932
NXP BV(b):
4.13%, 06/01/21	4,312	4,411,607
4.63%, 06/15/22	575	602,312
3.88%, 09/01/22	770	791,745
4.63%, 06/01/23	288	303,581
3.88%, 06/18/26	1,450	1,490,237
4.30%, 06/18/29	1,100	1,133,968
QUALCOMM, Inc., 4.65%, 05/20/35	1,235	1,379,043
Texas Instruments, Inc.:
2.25%, 05/01/23	460	460,870
4.15%, 05/15/48	295	334,719

		43,652,730

Software — 0.6%
Autodesk, Inc., 3.50%, 06/15/27	3,472	3,509,130
Microsoft Corp.:
2.70%, 02/12/25	11	11,294
3.50%, 02/12/35	2,403	2,563,998
3.45%, 08/08/36	3,150	3,333,195
4.10%, 02/06/37	155	176,849
3.75%, 02/12/45	68	73,977
4.45%, 11/03/45	291	348,982
3.70%, 08/08/46	2,928	3,164,690
Oracle Corp.:
2.50%, 10/15/22	57	57,403
3.40%, 07/08/24	935	979,906
2.95%, 05/15/25	270	277,842
2.65%, 07/15/26	655	657,996
3.90%, 05/15/35	2,189	2,369,868
4.50%, 07/08/44	120	135,629
4.00%, 07/15/46	2,005	2,149,607

		19,810,366

Specialty Retail — 0.2%
Home Depot, Inc. (The):
2.80%, 09/14/27	320	324,581
3.90%, 12/06/28	301	331,255
2.95%, 06/15/29	250	256,455
5.88%, 12/16/36	824	1,093,360
5.95%, 04/01/41	278	376,899
4.20%, 04/01/43	240	266,877
4.88%, 02/15/44	160	193,969
3.50%, 09/15/56	855	843,931
Lowe’s Cos., Inc.:
4.38%, 09/15/45	1,200	1,250,345
4.05%, 05/03/47	130	128,992

		5,066,664

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.00%, 02/09/24	1,772	1,830,273
3.85%, 05/04/43	4,998	5,297,248
3.45%, 02/09/45	630	627,780
4.38%, 05/13/45	221	251,882
4.65%, 02/23/46	120	142,330
Dell International LLC(b):
4.42%, 06/15/21	595	613,112
6.02%, 06/15/26	645	711,552
Seagate HDD Cayman, 4.25%, 03/01/22	535	544,074

		10,018,251

14

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Thrifts & Mortgage Finance — 0.1%
BPCE SA, 3.00%, 05/22/22(b)	USD 3,040	$3,067,579

Tobacco — 0.5%
Altria Group, Inc.:
4.00%, 01/31/24	1,635	1,713,409
3.80%, 02/14/24	252	262,690
4.80%, 02/14/29	1,000	1,075,791
5.80%, 02/14/39	975	1,095,546
5.38%, 01/31/44	2,175	2,332,627
6.20%, 02/14/59	425	484,380
BAT International Finance plc,
3.95%, 06/15/25(b)	520	538,241
Philip Morris International, Inc.:
2.50%, 08/22/22	887	890,430
2.13%, 05/10/23	465	459,956
4.50%, 03/20/42	255	274,606
Reynolds American, Inc.:
4.45%, 06/12/25	7,145	7,576,559
5.85%, 08/15/45	689	742,060

		17,446,295

Trading Companies & Distributors — 0.0%
GATX Corp., 2.60%, 03/30/20	1,182	1,180,932

Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(b) .	2,975	2,975,273
Vodafone Group plc:
3.75%, 01/16/24	750	784,154
4.13%, 05/30/25	895	951,592
6.15%, 02/27/37	1,575	1,913,302
5.00%, 05/30/38	111	120,747
5.25%, 05/30/48	1,005	1,109,410
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(a)	2,200	2,375,736

		10,230,214

Total Corporate Bonds — 37.5% (Cost: $1,186,707,159)		1,238,364,646

Foreign Agency Obligations — 0.3%

Mexico — 0.3%
Petroleos Mexicanos:
6.38%, 02/04/21	602	618,404
6.88%, 08/04/26	499	503,192
6.50%, 03/13/27	8,345	8,259,046
5.35%, 02/12/28	669	608,857
5.63%, 01/23/46	536	431,748
6.75%, 09/21/47	61	54,111

		10,475,358

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 3.50%, 04/16/29(b)	655	662,369

Total Foreign Agency Obligations — 0.3% (Cost: $11,227,185)		11,137,727

Foreign Government Obligations — 2.6%

Colombia — 0.2%
Republic of Colombia, 3.88%, 04/25/27	6,600	6,887,100

France — 0.6%
Republic of France, 1.50%, 05/25/50(b)	EUR 15,230	19,933,020

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24	USD 2,860	3,230,013

Security	Par (000)	Value

Indonesia — 0.3%
Republic of Indonesia:
4.10%, 04/24/28	USD 1,130	$1,193,562
8.25%, 05/15/29	IDR 77,975,000	5,854,748
8.38%, 03/15/34	12,306,000	923,331
8.38%, 04/15/39	20,841,000	1,534,435
7.38%, 05/15/48	10,913,000	694,253

		10,200,329

Mexico — 0.5%
United Mexican States:
4.15%, 03/28/27	USD 11,841	12,433,050
7.50%, 06/03/27	MXN 78	406,112
8.50%, 05/31/29	579	3,198,581
7.75%, 11/23/34	42	221,736
10.00%, 11/20/36	80	503,910

		16,763,389

Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28	USD 2,070	2,213,606

Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27	2,070	2,309,991

Philippines — 0.1%
Republic of the Philippines, 3.00%, 02/01/28	5,080	5,213,350

Qatar — 0.0%
State of Qatar, 4.82%, 03/14/49(b)	432	494,640

Russia — 0.3%
Russian Federation:
6.90%, 05/23/29	RUB 367,760	5,659,036
8.50%, 09/17/31	175,609	3,031,823

		8,690,859

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia:
4.50%, 10/26/46	USD 253	257,174
5.00%, 04/17/49	444	486,180

		743,354

South Africa — 0.2%
Republic of South Africa:
6.25%, 03/31/36	ZAR 83,946	4,378,864
9.00%, 01/31/40	29,468	1,968,499
8.75%, 01/31/44	13,786	891,664

		7,239,027

Uruguay — 0.1%
Oriental Republic of Uruguay, 4.38%, 10/27/27	USD 2,680	2,895,238

Total Foreign Government Obligations — 2.6% (Cost: $83,208,967)		86,813,916

Municipal Bonds — 4.1%
Aldine Independent School District (The Permanent School Fund Guarantee Program), Series 2018, GO, 5.00%, 02/15/43	220	264,649
American Municipal Power, Inc. (Combined Hydroelectric Project);
Series 2010B, RB, 7.83%, 02/15/41	350	553,203
Series 2009B, RB, 6.45%, 02/15/44	875	1,225,096
Arizona State University, Series 2017B, RB, 5.00%, 07/01/43	270	322,898
Bay Area Toll Authority, Series 2010S-1, RB, 7.04%, 04/01/50	2,650	4,284,944

15

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds (continued)
Berks County Industrial Development Authority (Tower Health Project);
Series 2017, RB, 5.00%, 11/01/47	USD 420	$478,691
Series 2017, RB, 5.00%, 11/01/50	390	444,331
California Health Facilities Financing Authority, Series 2017A, Sub-Series 2017A-2, RB, 5.00%, 11/01/47(g)	340	488,019
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50	420	488,691
City & County of Denver, Series 2016A, RB, 5.00%, 08/01/44	690	803,650
City of Atlanta;
Series 2015, RB, 5.00%, 11/01/40	200	231,244
Series 2018A, RB, 5.00%, 11/01/41	400	480,448
City of Aurora;
Series 2016, RB, 5.00%, 08/01/41	840	1,001,750
Series 2016, RB, 5.00%, 08/01/46	340	402,142
City of Cleveland, Series 2018, GO, 5.00%, 12/01/43	1,255	1,528,439
City of Columbia Waterworks & Sewer System, Series 2018, RB, 5.00%, 02/01/42	320	386,163
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41	815	1,115,841
Commonwealth Financing Authority, Series 2019A, RB, 3.81%, 06/01/41	2,400	2,520,264
Commonwealth of Massachusetts;
Series 2017F, GO, 5.00%, 11/01/40	1,350	1,617,340
Series 2018A, GO, 5.00%, 01/01/46	1,595	1,909,359
Series 2017F, GO, 5.00%, 11/01/46	2,575	3,070,404
Series 2018A, GO, 5.00%, 01/01/48	1,090	1,300,119
County of Clark Department of Aviation;(g)
Series 2019B, RB, 5.00%, 07/01/32	180	226,471
Series 2019B, RB, 5.00%, 07/01/33	180	225,538
Series 2019B, RB, 5.00%, 07/01/35	380	472,617
Series 2019B, RB, 5.00%, 07/01/40	190	233,415
Series 2019B, RB, 5.00%, 07/01/41	490	600,358
Series 2019B, RB, 5.00%, 07/01/42	640	781,171
County of King, Series 2015A, RB, 5.00%, 07/01/47	430	493,068
District of Columbia, Series 2016A, GO, 5.00%, 06/01/41	2,925	3,442,930
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46	805	917,225
Grand Parkway Transportation Corp. (Grand Parkway Project), Series 2018A, RB, 5.00%, 10/01/43	760	903,769
Health & Educational Facilities Authority of the State of Missouri, Series 2016A, RB, 3.65%, 01/15/46	140	145,736
Las Vegas Valley Water District, Series 2016A, GO, 5.00%, 06/01/46	3,815	4,452,906
Long Island Power Authority, Series 2017, RB, 5.00%, 09/01/47	1,145	1,351,409
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42	800	1,199,760
Los Angeles Department of Water & Power System (Water System Revenue Bonds), Series 2010A, RB, 6.60%, 07/01/50	415	654,679
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34	1,580	2,171,015
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48	290	338,166

Security	Par (000)	Value

Municipal Bonds (continued)
Maryland Community Development Administration, Series 2018A, RB, 3.85%, 09/01/33	USD 370	$398,816
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program), Series 2016, RB, 5.00%, 05/01/41	380	443,076
Massachusetts Development Finance Agency;
Series 2018J-2, RB, 5.00%, 07/01/43	210	245,059
Series 2018J-2, RB, 5.00%, 07/01/48	600	696,060
Series 2018J-2, RB, 5.00%, 07/01/53	590	679,232
Massachusetts Housing Finance Agency;
Series 2014B, RB, 4.50%, 12/01/39	220	227,564
Series 2014B, RB, 4.60%, 12/01/44	225	237,233
Series 2015A, RB, 4.50%, 12/01/48	275	286,899
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43	380	436,970
Metropolitan Atlanta Rapid Transit Authority;
Series 2015A, RB, 5.00%, 07/01/41	580	672,667
Series 2015B, RB, 5.00%, 07/01/45	330	391,684
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/40	210	242,073
Metropolitan St Louis Sewer District, Series 2017A, RB, 5.00%, 05/01/47	540	638,642
Metropolitan Transportation Authority;
Series 2010A, RB, 6.67%, 11/15/39	200	279,462
Series 2010E, RB, 6.81%, 11/15/40	610	861,070
Series 2015A, Sub-Series 2015A-1, RB, 5.00%, 11/15/45	200	227,254
Series 2019B, RB, 5.00%, 11/15/52	730	865,897
Miami-Dade County Educational Facilities Authority, Series 2018A, RB, 5.00%, 04/01/53	400	467,660
Michigan State Housing Development Authority;
Series 2018B, RB, 3.55%, 10/01/33	250	262,715
Series 2018A, RB, 4.00%, 10/01/43	240	254,990
Series 2018A, RB, 4.05%, 10/01/48	110	116,398
Series 2018A, RB, 4.15%, 10/01/53	560	592,682
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57	321	385,897
New Jersey Transportation Trust Fund Authority;
Series 2010C, RB, 5.75%, 12/15/28	720	828,504
Series 2009B, RB, 6.88%, 12/15/39	1,260	1,262,684
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40	496	767,376
New York City Housing Development Corp.;
Series 2018C-1-A, RB, 3.70%, 11/01/38	260	268,070
Series 2018C-1-B, RB, 3.85%, 11/01/43	780	801,255
Series 2014C-1-A, RB, 4.20%, 11/01/44	3,490	3,619,968
Series 2018C-1-A, RB, 4.00%, 11/01/53	830	861,540
New York City Transitional Finance Authority Future Tax Secured;
Series 2014A, Sub-Series A-2, RB, 3.65%, 11/01/24	895	942,748
Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25	1,205	1,279,433
Series 2014A, Sub-Series A-2, RB, 3.75%, 11/01/25	895	942,372
New York City Water & Sewer System;
Series 2010GG, RB, 5.72%, 06/15/42	1,720	2,383,370
Series 2020AA, RB, 5.38%, 06/15/43(h)	4,120	4,355,499
Series 2011AA, RB, 5.44%, 06/15/43	410	546,263

16

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds (continued)
Series 2011EE, RB, 5.50%, 06/15/43(h)	USD 4,935	$5,245,066
Series 2011CC, RB, 5.88%, 06/15/44	330	466,683
Series 2018CC, RB, 5.00%, 06/15/48	1,250	1,486,875
New York State Dormitory Authority, Series 2010H, RB, 5.39%, 03/15/40	320	407,142
New York Transportation Development Corp. (Delta Air Lines, Inc. Laguardia Airport Terminals C&D Redevelopment Project), Series 2018, RB, 5.00%, 01/01/30	1,365	1,637,563
Northeast Ohio Regional Sewer District, Series 2014, RB, 5.00%, 11/15/49	3,045	3,480,344
Pennsylvania Turnpike Commission, Series 2017B, Sub-Series B-1, RB, 5.25%, 06/01/47	2,120	2,461,214
Permanent University Fund - University of Texas System, Series 2017A, RB, 3.38%, 07/01/47	1,285	1,328,549
Port Authority of New York & New Jersey, Series 181, RB, 4.96%, 08/01/46	1,305	1,650,786
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43	220	253,766
Rutgers The State University of New Jersey, Series 2010H, RB, 5.67%, 05/01/40	1,770	2,275,477
Salt River Project Agricultural Improvement & Power District, Series 2015A, RB, 5.00%, 12/01/45	840	968,923
San Diego County Regional Airport Authority, Series 2017A, RB, 5.00%, 07/01/47	390	462,599
South Carolina Public Service Authority, Series 2016D, RB, 2.39%, 12/01/23	1,095	1,082,495
State of California;
Series 2018, GO, 4.60%, 04/01/38	2,870	3,191,870
Series 2009, GO, 7.55%, 04/01/39	920	1,452,027
Series 2009, GO, 7.30%, 10/01/39	420	631,756
State of Connecticut, Series 2008A, GO, 5.85%, 03/15/32	1,280	1,617,446
State of Illinois;
Series 2018A, GO, 5.00%, 05/01/20	330	338,771
Series 2017D, GO, 5.00%, 11/01/22	190	207,558
Series 2017D, GO, 5.00%, 11/01/24	1,050	1,182,552
Series 2017A, GO, 5.00%, 12/01/24	210	236,433
Series 2017D, GO, 5.00%, 11/01/25	2,820	3,201,602
Series 2017D, GO, 5.00%, 11/01/26	850	972,400
Series 2003, GO, 5.10%, 06/01/33	3,525	3,710,979
State of Oregon, Series 2003, GO, 5.89%, 06/01/27	1,795	2,164,967
State of Texas;
Series 2016, GO, 5.00%, 04/01/40	310	367,294
Series 2016, GO, 5.00%, 04/01/43	500	590,740
State of Washington, Series 2018C, GO, 5.00%, 02/01/39	1,935	2,330,011
State of West Virginia, Series 2018B, GO, 5.00%, 12/01/40	200	240,558
Triborough Bridge & Tunnel Authority, Series 2017A, RB, 5.00%, 11/15/47	2,135	2,552,371
University of California;
Series 2019BD, RB, 3.35%, 07/01/29	1,805	1,918,823
Series 2009R, RB, 5.77%, 05/15/43	5,285	6,980,428
Series 2012AD, RB, 4.86%, 05/15/2112	219	265,739
University of California Medical Center, Series 2016L, RB, 5.00%, 05/15/47	370	428,982
University of Texas System (The), Series 2019A, RB, 5.00%, 08/15/39	360	447,390
Utah Transit Authority, Series 2039, RB, 5.94%, 06/15/39	1,455	1,962,868

Security	Par (000)	Value

Municipal Bonds (continued)
Virginia Small Business Financing Authority (Transform 66 P3 Project), Series 2017, RB, 5.00%, 12/31/52	USD 590	$663,903
Washington Metropolitan Area Transit Authority, Series 2017B, RB, 5.00%, 07/01/36	240	288,125
Washington State Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/58	440	506,409

Total Municipal Bonds — 4.1% (Cost: $126,365,128)		133,956,484

Non-Agency Mortgage-Backed Securities — 3.8%

Collateralized Mortgage Obligations — 0.5%
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 2.94%, 02/25/35(c)	318	307,943
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 02/25/49(b)(c)	4,024	4,119,935
JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 08/25/47(b)(c)	5,113	5,125,843
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 2.78%, 04/16/36(b)(c)	7,032	6,141,668
MortgageIT Trust, Series 2004-1, Class A1, 3.18%, 11/25/34(c)	563	565,765
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(b)(c)	541	562,436
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 04/25/31(b)	286	285,143

		17,108,733

Commercial Mortgage-Backed Securities — 3.1%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D, 4.28%, 08/10/35(b)(c)	150	157,883
280 Park Avenue Mortgage Trust, Series 2017- 280P, Class D, 3.93%, 09/15/34(b)(c)	640	641,195
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(b)	500	523,731
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29(b)(c)	1,550	1,548,858
AREIT Trust, Series 2018-CRE1, Class A, 3.25%, 02/14/35(b)(c)(d)	51	51,344
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.49%, 04/15/35(b)(c)	810	813,286
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, 4.34%, 12/15/36(b)(c)	4,050	4,061,340
Aventura Mall Trust, Series 2013-AVM, Class D, 3.87%, 12/05/32(b)(c)	500	507,198
BAMLL Commercial Mortgage Securities Trust(b) (c):
Series 2017-SCH, Class CL, 3.89%, 11/15/32	1,450	1,450,000
Series 2017-SCH, Class DL, 4.39%, 11/15/32	1,490	1,490,000
Series 2018-DSNY, Class D, 4.09%, 09/15/34	830	832,981
Series 2019-AHT, Class C, 4.39%, 03/15/34	230	230,964
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(c)	116	116,199
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 3.24%, 01/15/33(b)(c)	456	454,140
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class C, 4.18%, 05/15/52	323	333,355

17

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C3, Class D, 3.00%, 05/15/52(b)	USD	252	$222,953
Series 2019-C3, Class XA, 1.35%, 05/15/52(c)		4,372	465,247
BBCMS Mortgage Trust(b)(c):
Series 2018-TALL, Class A, 3.12%, 03/15/37		232	231,127
Series 2018-TALL, Class D, 3.84%, 03/15/37		600	599,809
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		1,119	1,158,041
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(b)(c)		260	258,916
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.51%, 01/12/45(c)		222	221,236
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51(b)		130	118,303
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(b)(c)		1,113	1,142,405
Series 2019-B9, Class C, 4.97%, 03/15/52(c)		678	755,842
BWAY Mortgage Trust(b):
Series 2013-1515, Class A2, 3.45%, 03/10/33		710	744,541
Series 2013-1515, Class C, 3.45%, 03/10/33		2,810	2,872,415
Series 2013-1515, Class E, 3.72%, 03/10/33		100	101,395
BXP Trust(b)(c):
Series 2017-CC, Class D, 3.67%, 08/13/37		210	208,519
Series 2017-GM, Class D, 3.54%, 06/13/39		140	141,589
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 4.14%, 12/15/37(b)(c)		1,185	1,191,893
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(b)(c)		200	204,787
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,419	1,473,621
Series 2017-CD3, Class A4, 3.63%, 02/10/50		280	298,626
Series 2017-CD4, Class A4, 3.51%, 05/10/50(c)		10	10,588
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48		110	117,672
Series 2018-TAN, Class C, 5.29%, 02/15/33(b)		840	898,097
CGDBB Commercial Mortgage Trust(b)(c):
Series 2017-BIOC, Class A, 3.18%, 07/15/32		1,200	1,200,002
Series 2017-BIOC, Class D, 3.99%, 07/15/32		900	901,695
CHC Commercial Mortgage Trust, Series 2019-CHC, Class B, 3.90%, 06/15/34(b)(c)		1,612	1,612,000
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.63%, 05/10/35(b)(c)		245	249,823
Series 2014-GC19, Class C, 5.26%, 03/10/47(c)		120	129,232
Series 2016-C1, Class D, 5.12%, 05/10/49(b)(c)		110	111,492
Series 2016-P3, Class C, 4.99%, 04/15/49(c)		501	539,956
Series 2016-P3, Class D, 2.80%, 04/15/49(b)(c)		80	69,162
Series 2017-C4, Class A4, 3.47%, 10/12/50		290	306,026
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, 4.24%, 02/10/47(c)		600	646,239
Commercial Mortgage Trust:
Series 2014-CR15, Class C, 4.90%, 02/10/47(c)		70	75,461

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-CR16, Class A4, 4.05%, 04/10/47	USD	1,534	$1,642,087
Series 2014-CR17, Class A5, 3.98%, 05/10/47		831	890,006
Series 2014-CR18, Class A4, 3.55%, 07/15/47		130	135,901
Series 2014-CR19, Class A5, 3.80%, 08/10/47		440	468,473
Series 2014-LC15, Class A4, 4.01%, 04/10/47		320	341,551
Series 2014-UBS4, Class C, 4.78%, 08/10/47(c)		551	570,579
Series 2015-CR24, Class A5, 3.70%, 08/10/48		300	319,755
Series 2015-CR25, Class A4, 3.76%, 08/10/48		854	912,360
Series 2015-LC19, Class A4, 3.18%, 02/10/48		420	435,566
Series 2015-LC19, Class C, 4.40%, 02/10/48(c)		1,160	1,218,473
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		810	745,620
Series 2015-LC23, Class A4, 3.77%, 10/10/48		200	214,260
Series 2016-667M, Class D, 3.28%, 10/10/36(b)(c)		440	419,562
Series 2017-COR2, Class A3, 3.51%, 09/10/50		270	284,940
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		4,150	3,783,901
Core Industrial Trust(b):
Series 2015-TEXW, Class A, 3.08%, 02/10/34		3,374	3,456,077
Series 2015-TEXW, Class D, 3.98%, 02/10/34(c)		440	455,067
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57		270	282,466
Series 2018-C14, Class C, 5.06%, 11/15/51(c)		270	294,890
Series 2019-C16, Class A3, 3.33%, 06/15/52		580	601,554
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		800	828,165
Series 2019-C16, Class XA, 1.57%, 06/15/52(c)		11,157	1,398,142
CSMC Trust(b):
Series 2015-GLPB, Class A, 3.64%, 11/15/34		1,119	1,168,087
Series 2017-PFHP, Class A, 3.34%, 12/15/30(c)		530	527,993
Series 2017-TIME, Class A, 3.65%, 11/13/39		230	238,877
CSWF, Series 2018-TOP, Class A, 3.39%, 08/15/35(b)(c)		312	312,191
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(b)(c)		5,975	167,181
DBJPM Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		240	250,111
DBUBS Mortgage Trust(b):
Series 2011-LC1A, Class E, 5.88%, 11/10/46(c)		1,310	1,360,609
Series 2017-BRBK, Class A, 3.45%, 10/10/34		1,080	1,132,763
Eleven Madison Mortgage Trust, Series 2015- 11MD, Class A, 3.67%, 09/10/35(b)(c)		350	370,730
GPMT Ltd., Series 2018-FL1, Class A, 3.28%, 11/21/35(b)(c)		431	431,157

18

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II(b):
Series 2005-ROCK, Class A, 5.37%, 05/03/32	USD	800	$919,912
Series 2013-KING, Class D, 3.55%, 12/10/27(c)		1,150	1,147,533
GS Mortgage Securities Corp. Trust(b):
Series 2016-RENT, Class C, 4.20%, 02/10/29(c)		395	400,468
Series 2017-500K, Class D, 3.69%, 07/15/32(c)		360	358,891
Series 2017-GPTX, Class A, 2.86%, 05/10/34		570	572,436
Series 2018-HULA, Class D, 4.19%, 07/15/25(c)		278	279,635
Series 2019-BOCA, Class A, 3.65%, 06/15/38(c)		317	317,122
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		400	413,423
Series 2015-GC28, Class B, 3.98%, 02/10/48		150	156,797
Series 2015-GC32, Class C, 4.56%, 07/10/48(c)		790	833,455
Series 2015-GS1, Class A3, 3.73%, 11/10/48		150	159,656
Series 2017-GS6, Class A3, 3.43%, 05/10/50		300	315,630
Series 2017-GS7, Class A4, 3.43%, 08/10/50		403	419,786
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		150	134,463
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		50	44,488
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		1,890	1,914,878
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 08/10/38(b)		660	668,755
IMT Trust(b):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		440	460,788
Series 2017-APTS, Class DFX, 3.61%, 06/15/34(c)		730	736,104
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 3.09%, 01/15/33(b)(c)		150	149,766
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MFP, Class C, 3.74%, 07/15/36(b)(c)		200	200,000
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		450	476,009
Series 2014-C26, Class A4, 3.49%, 01/15/48		753	790,445
Series 2015-C33, Class D1, 4.27%, 12/15/48(b)(c)		553	549,937
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.80%, 03/15/50(b)(c)		520	531,842
Series 2017-JP6, Class A5, 3.49%, 07/15/50		270	284,416
Series 2017-JP7, Class B, 4.05%, 09/15/50		90	94,880
Series 2019-COR5, Class C, 3.75%, 06/13/52		678	679,953
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.69%, 03/15/50		420	449,898
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, 3.69%, 06/15/45(b)(c)		110	111,992

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-C20, Class A5, 3.80%, 07/15/47	USD 480	$506,203
Series 2015-JP1, Class A5, 3.91%, 01/15/49	50	53,798
Series 2015-JP1, Class C, 4.89%, 01/15/49(c)	730	776,169
Series 2015-JP1, Class D, 4.39%, 01/15/49(c)	770	778,742
Series 2015-JP1, Class E, 4.39%, 01/15/49(b)(c)	299	287,228
Series 2015-UES, Class C, 3.74%, 09/05/32(b)(c)	990	997,430
Series 2016-NINE, Class A, 2.95%, 10/06/38(b)(c)	1,330	1,351,638
MAD Mortgage Trust, Series 2017-330M, Class D, 4.11%, 08/15/34(b)(c)	300	306,238
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.53%, 09/12/42(b)(c)	100	101,248
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47	1,120	1,192,243
Series 2015-C23, Class A4, 3.72%, 07/15/50	248	263,822
Series 2015-C23, Class D, 4.27%, 07/15/50(b)(c)	424	414,167
Series 2015-C25, Class C, 4.68%, 10/15/48(c)	320	341,565
Series 2015-C26, Class A5, 3.53%, 10/15/48	74	78,094
Series 2015-C26, Class D, 3.06%, 10/15/48(b)	653	604,954
Series 2017-C33, Class C, 4.56%, 05/15/50(c)	585	620,777
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(b)	200	199,763
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50	1,360	1,208,993
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.14%, 06/11/42(c)	382	405,340
Series 2014-CPT, Class E, 3.56%, 07/13/29(b)(c)	350	352,741
Series 2017-H1, Class D, 2.55%, 06/15/50(b)	2,440	2,052,016
Series 2017-JWDR, Class D, 4.34%, 11/15/34(b)(c)	1,280	1,286,619
Series 2018-H3, Class C, 5.01%, 07/15/51(c)	730	788,066
Series 2018-H3, Class D, 3.00%, 07/15/51(b)	510	450,062
Series 2019-AGLN, Class D, 4.14%, 03/15/34(b)(c)	1,700	1,699,981
Series 2019-H6, Class A4, 3.42%, 06/15/52	420	439,849
Series 2019-H6, Class XB, 0.72%, 06/15/52(c)	5,210	329,824
Series 2019-L2, Class A4, 4.07%, 03/15/52	347	383,222
Natixis Commercial Mortgage Securities Trust(b)(c):
Series 2018-FL1, Class A, 3.34%, 06/15/35	182	181,830
Series 2019-10K, Class D, 4.27%, 05/15/39	900	920,662
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(b)(d)	220	219,340
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, 2.91%, 05/17/29(b)(c)	GBP 260	330,187
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29(b)(c)	USD 150	151,174
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47	130	135,943
Series 2015-C27, Class C, 3.89%, 02/15/48	425	423,313
Series 2015-C28, Class A4, 3.54%, 05/15/48	220	231,860

19

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-C30, Class A4, 3.66%, 09/15/58	USD	390	$414,149
Series 2015-C31, Class A4, 3.70%, 11/15/48		250	266,450
Series 2015-NXS1, Class A5, 3.15%, 05/15/48		89	91,967
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(c)		890	949,870
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		150	159,933
Series 2015-NXS4, Class D, 3.75%, 12/15/48(c)		181	179,541
Series 2015-P2, Class A4, 3.81%, 12/15/48		510	546,838
Series 2016-NXS5, Class D, 5.04%, 01/15/59(c)		2,717	2,795,941
Series 2017-C39, Class C, 4.12%, 09/15/50		160	162,454
Series 2017-C39, Class D, 4.50%, 09/15/50(b)(c)		120	118,591
Series 2017-HSDB, Class A, 3.26%, 12/13/31(b)(c)		397	395,543
Series 2018-1745, Class A, 3.87%, 06/15/36(b)(c)		210	224,978
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		260	235,078
Series 2018-C45, Class C, 4.73%, 06/15/51		130	137,307
Series 2019-C49, Class A5, 4.02%, 03/15/52		531	583,112
Series 2019-C50, Class XA, 1.63%, 05/15/52(c)		4,938	534,642
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, 3.34%, 03/15/44(b)(c)		13	13,184
Series 2014-C21, Class A5, 3.68%, 08/15/47		485	512,476

			101,910,791

Interest Only Commercial Mortgage-Backed Securities — 0.2%(c)
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(b)		11,000	152,350
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.78%, 02/15/50		4,185	185,099
Series 2017-BNK3, Class XD, 1.44%, 02/15/50(b)		2,000	167,360
BBCMS Trust, Series 2015-SRCH, Class XA, 1.12%, 08/10/35(b)		7,280	446,191
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36(b)		65,905	2,054,081
Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.22%, 03/15/52		4,956	410,260
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, 0.89%, 05/10/58		2,030	93,603
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.19%, 03/10/46		18,326	514,438
Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)		40,878	219,924
Series 2018-COR3, Class XD, 1.75%, 05/10/51(b)		770	98,747
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.90%, 02/10/34(b)		5,876	99,244
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.22%, 11/15/50		3,170	53,111
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50		3,040	187,690
GS Mortgage Securities Corp. II, Series 2013- KING, Class XA, 0.84%, 12/10/27(b)		29,231	42,297
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 1.01%, 09/15/47		1,020	36,422

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)	USD 1,800	$85,329
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.65%, 04/15/46	4,040	78,516
Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)	4,330	197,751
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class XA, 1.57%, 11/15/49	969	73,618
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.36%, 06/15/50(b)	3,030	449,380
Series 2018-H4, Class XA, 1.04%, 12/15/51	3,205	213,233
Series 2019-L2, Class XA, 1.20%, 03/15/52	2,058	170,351
Olympic Tower Mortgage Trust, Series 2017- OT, Class XA, 0.51%, 05/10/39(b)	10,700	309,979
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32	17,050	65,472
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(d)	3,410	34
UBS Commercial Mortgage Trust, Series 2018-C14, Class XA, 1.18%, 12/15/51	1,216	91,921
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.41%, 08/15/49(b)	1,180	86,482
Series 2018-C44, Class XA, 0.92%, 05/15/51	5,556	297,961

		6,880,844

Total Non-Agency Mortgage-Backed Securities — 3.8% (Cost: $122,470,040)		125,900,368

	Beneficial Interest (000)

Other Interests — 0.0%(i)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(d)(j)(k)	1,630	—

Total Other Interests — 0.0%		—

	Par (000)

Capital Trusts — 0.3%

Capital Markets — 0.2%(e)(l)
Bank of New York Mellon Corp. (The), Series F, 4.62%	2,494	2,483,301
State Street Corp.:
Series F, 5.25%	1,110	1,138,627
Series H, 5.63%	2,280	2,299,950

		5,921,878

Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)(e)	3,900	3,993,600

Total Capital Trusts — 0.3% (Cost: $9,856,288)		9,915,478

20

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government Sponsored Agency Securities — 38.5%

Agency Obligations — 0.1%
Federal National Mortgage Association, 6.63%, 11/15/30	USD	1,500	$2,144,502

Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.:
Series 1591, Class PK, 6.35%, 10/15/23		292	310,535
Series 2996, Class MK, 5.50%, 06/15/35		8	8,841
Federal National Mortgage Association:
Series 2005-29, Class AT, 4.50%, 04/25/35		2	2,271
Series 2005-29, Class WB, 4.75%, 04/25/35		111	115,222
Series 2005-48, Class AR, 5.50%, 02/25/35		29	28,758
Series 2005-62, Class CQ, 4.75%, 07/25/35		62	62,905

			528,532

Commercial Mortgage-Backed Securities — 0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K076, Class A2, 3.90%, 04/25/28		298	330,958
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(l):
Series KL4F, Class A2AS, 3.68%, 10/25/25		382	405,747
Series KW06, Class A2, 3.80%, 06/25/28		240	260,450
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2016-K54, Class B, 4.19%, 04/25/48(b)(l)		300	314,607
Series 2017-K64, Class B, 4.12%, 05/25/50(b)(l)		664	695,293
Series 2018-K77, Class B, 4.30%, 05/25/51(b)(l)		180	189,420
Series 2018-K80, Class B, (LIBOR USD 1 Month + 0.00%), 4.37%, 08/25/50(a)(b)		340	359,711
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(l)		575	605,044
Series 2018-SB53, Class A10F, 3.66%, 06/25/28(l)		342	364,036
Federal National Mortgage Association ACES Variable Rate Notes, Series 2006-M2, Class A2A, 5.27%, 10/25/32(l)		6,773	7,598,061
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38		247	238,817
Series 2016-158, Class VA, 2.00%, 03/16/35		159	149,912

			11,512,056

Interest Only Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(l):
Series KW01, Class X1, 1.11%, 01/25/26		2,273	118,346
Series KW03, Class X1, 0.98%, 06/25/27		2,110	109,054
Federal National Mortgage Association ACES Variable Rate Notes, Series 2013-M5, Class X2, 2.36%, 01/25/22(l)		5,686	144,101
Government National Mortgage Association Variable Rate Notes:
Series 2012-23, 0.56%, 06/16/53(l)		1,027	24,115
Series 2013-30, 0.79%, 09/16/53(l)		3,005	123,439
Series 2013-63, 0.79%, 09/16/51(l)		4,338	230,869
Series 2013-78, 0.78%, 10/16/54(l)		3,480	149,554
Series 2013-191, 0.74%, 11/16/53(l)		837	28,284
Series 2015-22, 0.73%, 03/16/55(l)		2,802	142,037
Series 2015-37, 0.76%, 10/16/56(l)		572	32,625
Series 2015-48, 0.69%, 02/16/50(l)		1,431	64,753
Series 2016-13, 0.88%, 04/16/57(l)		3,132	198,299

Security	Par (000)			Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-26, 0.96%, 02/16/58(l)	USD	8,142		$587,322
Series 2016-67, 1.17%, 07/16/57(l)		1,176		94,258
Series 2016-87, 1.00%, 08/16/58(l)		7,016		532,774
Series 2016-92, 1.01%, 04/16/58(l)		1,996		146,013
Series 2016-96, 0.98%, 12/16/57(l)		4,067		307,009
Series 2016-97, 1.04%, 07/16/56(l)		2,361		196,224
Series 2016-110, 1.03%, 05/16/58(l)		4,519		345,748
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(a)		2,058		190,217
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(a)		2,073		161,289
Series 2016-128, 0.95%, 09/16/56(l)		3,241		242,642
Series 2016-152, 0.93%, 08/15/58(l)		2,927		218,522
Series 2016-162, 1.00%, 09/16/58(l)		5,533		451,998
Series 2016-165, 0.96%, 12/16/57(l)		1,595		127,677
Series 2016-175, 0.92%, 09/16/58(l)		2,620		192,102
Series 2018-106, 0.49%, 04/16/60(l)		2,543		141,735

				5,301,006

Mortgage-Backed Securities — 37.9%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31		7,748		7,814,318
3.00%, 09/01/27 - 04/01/47		18,802		19,198,256
3.50%, 11/01/41 - 01/01/48		50,143		52,265,851
4.00%, 08/01/40 - 08/01/47		17,904		18,955,791
4.50%, 02/01/39 - 04/01/49		38,937		41,796,264
5.00%, 07/01/35 - 11/01/41		4,151		4,516,170
5.50%, 05/01/36 - 06/01/41		2,737		3,007,204
6.00%, 11/01/28 - 12/01/32		6		6,406
8.00%, 11/01/22		—	(m)	286
Federal National Mortgage Association:
4.00%, 01/01/41		316		333,877
7.00%, 06/01/32		12		14,216
Government National Mortgage Association:
3.00%, 12/20/44 - 12/20/46		42,712		43,727,292
3.00%, 07/15/49 - 08/15/49(n)		55,096		56,283,569
3.50%, 01/15/42 - 10/20/46		16,189		16,817,551
3.50%, 07/15/49 - 08/15/49(n)		121,169		125,134,305
4.00%, 04/20/39 - 10/20/46		5,599		5,928,987
4.00%, 07/15/49(n)		51,998		53,903,239
4.50%, 12/20/39 - 09/20/48		17,863		18,940,875
4.50%, 07/15/49(n)		18,451		19,232,105
5.00%, 12/15/38 - 07/20/41		5,615		6,160,695
5.00%, 07/15/49(n)		5,563		5,815,182
5.50%, 03/15/32 - 11/15/33		5		5,884
5.50%, 07/15/49(n)		4,400		4,638,004
6.00%, 12/15/36		47		51,345
7.50%, 11/15/29		—	(m)	379
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		4,359		4,316,269
2.50%, 09/01/27 - 02/01/33		20,812		20,980,803
2.50%, 06/25/34 - 08/25/34(n)		3,939		3,967,442
3.00%, 04/01/28 - 11/01/48		89,930		91,829,287
3.00%, 07/25/34 - 07/25/49(n)		68,458		69,170,313
3.50%, 08/01/27 - 01/01/48		99,731		103,828,455
3.50%, 07/25/34 - 07/25/49(n)		47,507		48,587,020
4.00%, 08/01/33 - 08/01/48		91,824		97,224,535
4.00%, 06/25/49 - 07/25/49(n)		45,061		46,570,925
4.50%, 02/01/25 - 05/01/49		97,441		104,993,930
4.50%, 07/25/49 - 08/25/49(n)		117,467		122,728,852
5.00%, 11/01/32 - 06/01/45		5,423		5,915,050
5.00%, 07/25/49(n)		6,680		7,061,099
5.50%, 10/01/21 - 04/01/41		6,329		6,972,199
6.00%, 01/01/21 - 06/01/41		9,068		10,269,333

21

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 05/01/40	USD	1,892	$2,216,663

			1,251,180,226

Total U.S. Government Sponsored Agency Securities — 38.5% (Cost: $1,256,364,988)			1,270,666,322

U.S. Treasury Obligations — 20.3%
U.S. Treasury Bonds:
4.25%, 05/15/39		2,871	3,755,851
4.50%, 08/15/39		2,871	3,878,093
4.38%, 11/15/39		2,871	3,817,309
3.13%, 02/15/43		11,052	12,323,844
2.88%, 05/15/43 - 11/15/46		21,692	23,207,337
3.63%, 08/15/43		11,052	13,340,541
3.75%, 11/15/43		11,052	13,605,185
3.00%, 02/15/48 - 02/15/49		24,465	26,839,941
U.S. Treasury Inflation Linked Notes, 0.50%, 04/15/24		101,378	102,643,377
U.S. Treasury Notes:
2.00%, 07/31/20 - 02/15/25		90,386	90,934,317
2.50%, 12/31/20		31,902	32,211,051
2.25%, 03/31/21 - 08/15/27		51,962	52,716,563
1.13%, 07/31/21		47,853	47,236,145
1.50%, 01/31/22 - 08/15/26		73,377	72,353,399
1.75%, 04/30/22		40,407	40,441,725
2.13%, 12/31/22 - 05/15/25		87,434	88,840,448
2.75%, 05/31/23		21,271	22,084,450
2.88%, 08/15/28		6,379	6,854,933
3.13%, 11/15/28		6,379	6,996,716
2.63%, 02/15/29		6,379	6,726,855

Total U.S. Treasury Obligations — 20.3% (Cost: $654,100,420)			670,808,080

Total Long-Term Investments — 114.2% (Cost: $3,674,374,399)			3,770,984,943

Security	Shares	Value

Short-Term Securities — 2.1%(o)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%*	68,747,017	$68,747,017
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.17%	1,195,036	1,195,037

Total Short-Term Securities — 2.1% (Cost: $69,942,054)		69,942,054

Total Options Purchased — 0.0% (Cost: $482,031)		466,884

Total Investments Before TBA Sale Commitments — 116.3% (Cost: $3,744,798,484)		3,841,393,881

	Par (000)

TBA Sale Commitments — (8.9)%(n)

Mortgage-Backed Securities — (8.9)%
Government National Mortgage Association:
3.00%, 07/15/49	37,600	(38,423,969)
3.50%, 07/15/49	42,300	(43,696,230)
4.50%, 07/15/49	6,678	(7,031,660)
Uniform Mortgage-Backed Securities:
2.50%, 06/25/34 - 07/25/34	2,923	(2,944,127)
3.50%, 07/25/34 - 08/25/49	94,936	(97,083,304)
4.00%, 07/25/34 - 06/25/49	9,063	(9,381,732)
4.50%, 07/25/34 - 07/25/49	55,805	(58,248,157)
3.00%, 07/25/49	25,383	(25,599,648)
5.50%, 07/25/49	5,112	(5,452,418)
6.00%, 07/25/49	6,269	(6,864,555)

Total TBA Sale Commitments — (8.9)% (Proceeds: $293,957,522)		(294,725,800)

Total Investments Net of TBA Sale Commitments — 107.4% (Cost: $3,450,840,962)		3,546,668,081

Liabilities in Excess of Other Assets — (7.4)%		(244,260,619)

Net Assets — 100.0%		$3,302,407,462

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	When-issued security.
(h)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Amount is less than $500.
(n)	Represents or includes a TBA transaction.
(o)	Annualized 7-day yield as of period end.

22

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio

*

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,150,807	54,596,210	68,747,017	$68,747,017	$279,965	$—	$—

(a)	Includes net capital gain distributions, if applicable.

23

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	556	09/06/19	$109,211	$372,189
Euro-Buxl	72	09/06/19	16,612	280,638
U.S. Treasury 10 Year Ultra Note	211	09/19/19	29,144	244,132
U.S. Treasury Ultra Bond	632	09/19/19	112,220	2,074,910
U.S. Treasury 2 Year Note	1,719	09/30/19	369,894	397,807
U.S. Treasury 5 Year Note	1,582	09/30/19	186,923	654,172

				4,023,848

Short Contracts
U.S. Treasury 10 Year Note	1,282	09/19/19	164,056	(1,621,855)
U.S. Treasury Long Bond	118	09/19/19	18,360	(174,389)

				(1,796,244)

				$2,227,604

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,140,937	USD	810,000	Goldman Sachs International	07/02/19	$7,963
ZAR	4,001,669	USD	276,000	Citibank NA	07/08/19	7,894
TRY	731,004	USD	115,000	UBS AG	07/10/19	10,687
IDR	6,563,700,000	USD	459,000	BNP Paribas SA	07/16/19	5,060
COP	1,060,409,000	USD	323,000	UBS AG	07/17/19	6,647
USD	323,000	COP	1,034,246,000	Natwest Markets plc	07/17/19	1,486
CLP	451,694,700	USD	655,000	Morgan Stanley & Co. International plc	07/24/19	11,813
IDR	21,488,810,000	USD	1,498,000	Bank of America NA	07/24/19	19,583
IDR	16,054,298,656	USD	1,133,034	Citibank NA	07/24/19	753
KRW	683,225,900	USD	590,000	Citibank NA	07/24/19	630
KRW	1,228,200,344	USD	1,060,000	Goldman Sachs International	07/24/19	1,746
KRW	950,019,200	USD	820,000	JPMorgan Chase Bank NA	07/24/19	1,266
PLN	1,556,760	USD	410,000	Deutsche Bank AG	07/24/19	7,216
PLN	1,846,446	USD	490,000	Goldman Sachs International	07/24/19	4,852
PLN	1,530,576	USD	410,000	State Street Bank and Trust Co.	07/24/19	198
USD	655,000	CLP	443,566,000	Credit Suisse International	07/24/19	187
USD	330,000	COP	1,056,990,000	Natwest Markets plc	07/24/19	1,628
USD	580,000	KRW	668,995,200	HSBC Bank plc	07/24/19	1,672
USD	410,000	KRW	472,853,000	Natwest Markets plc	07/24/19	1,231
USD	1,222,402	MXN	23,527,649	BNP Paribas SA	07/24/19	1,114
USD	410,000	PLN	1,529,355	Citibank NA	07/24/19	129
USD	330,000	RUB	20,833,977	Goldman Sachs International	07/24/19	1,462
USD	250,000	TWD	7,722,000	HSBC Bank plc	07/24/19	397
USD	250,000	TWD	7,718,337	UBS AG	07/24/19	516
ZAR	14,090,077	USD	980,000	Citibank NA	07/24/19	17,564
BRL	7,566,384	USD	1,960,000	Credit Suisse International	08/02/19	4,644
USD	18,868,403	EUR	16,536,000	UBS AG	08/06/19	9,496
USD	961,974	MXN	18,612,461	Barclays Bank plc	08/21/19	574
BRL	18,917,437	USD	4,875,000	Morgan Stanley & Co. International plc	09/18/19	14,059
CAD	432,700	USD	323,000	BNP Paribas SA	09/18/19	7,898
CAD	1,115,125	USD	851,000	Citibank NA	09/18/19	1,768
CHF	7,293,000	JPY	801,895,459	Citibank NA	09/18/19	43,454
JPY	262,283,993	USD	2,431,000	Standard Chartered Bank	09/18/19	15,955
NZD	6,078,000	SEK	37,239,171	Bank of America NA	09/18/19	56,340
USD	2,431,000	SEK	22,345,266	Bank of America NA	09/18/19	11,043
USD	10,808,000	TWD	333,318,720	Bank of America NA	09/18/19	5,180
USD	10,804,010	EUR	8,330,000	Deutsche Bank AG	12/13/19	1,209,073
USD	10,873,982	EUR	8,330,000	Deutsche Bank AG	02/25/20	1,229,154

24

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,109,230,000	USD	10,278,262	JPMorgan Chase Bank NA	03/16/20	$202,276
USD	11,072,370	JPY	1,109,230,000	HSBC Bank plc	03/16/20	591,832

						3,516,440

BRL	1,912,500	USD	500,000	Morgan Stanley & Co. International plc	07/02/19	(1,947)
BRL	2,485,535	USD	650,000	Natwest Markets plc	07/02/19	(2,717)
USD	1,960,000	BRL	7,544,040	Credit Suisse International	07/02/19	(4,619)
EUR	16,536,000	USD	18,816,314	UBS AG	07/03/19	(11,636)
USD	12,413,121	EUR	11,025,000	Commonwealth Bank of Australia	07/03/19	(124,468)
USD	6,382,149	EUR	5,691,000	State Street Bank and Trust Co.	07/03/19	(89,636)
USD	184,000	ZAR	2,662,204	BNP Paribas SA	07/08/19	(4,867)
USD	92,000	ZAR	1,337,401	Goldman Sachs International	07/08/19	(2,881)
USD	115,000	TRY	750,490	BNP Paribas SA	07/10/19	(14,037)
USD	229,500	IDR	3,323,619,000	JPMorgan Chase Bank NA	07/16/19	(5,483)
USD	229,500	IDR	3,356,437,500	UBS AG	07/16/19	(7,803)
COP	1,056,000,000	USD	330,000	Morgan Stanley & Co. International plc	07/24/19	(1,936)
MXN	29,794,223	USD	1,549,402	Barclays Bank plc	07/24/19	(2,825)
MXN	20,400,962	USD	1,060,000	State Street Bank and Trust Co.	07/24/19	(1,015)
MXN	9,351,475	USD	490,000	UBS AG	07/24/19	(4,578)
RUB	20,831,250	USD	330,000	Deutsche Bank AG	07/24/19	(1,505)
TRY	1,874,818	USD	320,000	HSBC Bank plc	07/24/19	(227)
USD	1,133,034	IDR	16,253,372,730	Bank of America NA	07/24/19	(14,812)
USD	1,123,000	IDR	15,912,123,900	Citibank NA	07/24/19	(746)
USD	375,000	IDR	5,386,500,000	JPMorgan Chase Bank NA	07/24/19	(5,405)
USD	243,000	MXN	4,682,950	Bank of America NA	07/24/19	(85)
USD	324,000	MXN	6,245,262	Deutsche Bank AG	07/24/19	(183)
USD	490,000	ZAR	6,948,690	Bank of America NA	07/24/19	(1,960)
USD	490,000	ZAR	6,955,844	HSBC Bank plc	07/24/19	(2,467)
USD	1,000	ZAR	14,565	UBS AG	07/24/19	(31)
BRL	2,489,240	USD	650,000	Natwest Markets plc	08/02/19	(3,658)
USD	1,738,123	IDR	25,555,617,801	Standard Chartered Bank	08/07/19	(63,088)
USD	1,556,874	RUB	101,185,612	HSBC Bank plc	08/07/19	(35,638)
USD	1,201,572	RUB	78,985,970	Morgan Stanley & Co. International plc	08/07/19	(41,551)
USD	641,200	IDR	9,335,869,066	Goldman Sachs International	08/08/19	(16,718)
USD	33,465	IDR	486,287,715	UBS AG	08/08/19	(804)
USD	1,728,775	IDR	25,555,617,801	Citibank NA	08/14/19	(70,673)
USD	2,400,750	ZAR	35,423,540	Bank of America NA	08/21/19	(98,005)
USD	1,939,160	ZAR	28,383,000	BNP Paribas SA	08/21/19	(62,960)
ZAR	22,447,973	USD	1,583,575	Bank of America NA	08/21/19	(109)
JPY	268,822,532	CHF	2,431,000	Citibank NA	09/18/19	(266)
JPY	532,873,166	CHF	4,862,000	HSBC Bank plc	09/18/19	(45,051)
JPY	1,157,704,324	USD	10,808,000	Bank of America NA	09/18/19	(7,302)
JPY	1,157,080,053	USD	10,808,000	Morgan Stanley & Co. International plc	09/18/19	(13,126)
SEK	37,425,285	NZD	6,078,000	Bank of America NA	09/18/19	(36,185)
SEK	22,428,066	USD	2,431,000	Bank of America NA	09/18/19	(2,076)
USD	1,174,000	CAD	1,562,972	Bank of America NA	09/18/19	(21,250)
USD	2,431,000	JPY	261,140,451	JPMorgan Chase Bank NA	09/18/19	(5,286)
USD	10,808,000	SGD	14,612,092	HSBC Bank plc	09/18/19	(4,799)
EUR	8,330,000	USD	10,191,922	JPMorgan Chase Bank NA	12/13/19	(596,984)
EUR	8,330,000	USD	10,265,434	JPMorgan Chase Bank NA	02/25/20	(620,606)

						(2,054,004)

	Net Unrealized Appreciation					$1,462,436

25

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	HSBC Bank plc	07/26/19	CNH	7.03	USD	91,189	$140,786
EUR Currency	Bank of America NA	08/01/19	USD	1.15	EUR	79,265	$326,098

							$466,884

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.15%	At Termination	1 month USCPI	At Termination	04/15/29	USD	30,537	$(638,824)	$—	$(638,824)
2.05%	At Termination	1 month USCPI	At Termination	05/17/29	USD	2,300	(27,283)	—	(27,283)

							$(666,107)	$—	$(666,107)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	USD	135,657	$(2,971,235)	$(2,802,970)	$(168,265)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	76,196	$18,977	$—	$18,977
3 month BA	Semi-Annual	1.71%	Semi-Annual	N/A		06/20/21	CAD	109,625	(110,861)	—	(110,861)
6.73%	Quarterly	3 month JIBAR	Quarterly	09/18/19	(a)	09/18/21	ZAR	62,836	(3,776)	—	(3,776)
6.74%	Quarterly	3 month JIBAR	Quarterly	09/18/19	(a)	09/18/21	ZAR	62,836	(4,595)	—	(4,595)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	19,509	5,488	—	5,488
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	14,801	4,049	—	4,049
28 day MXIBTIIE	Monthly	8.39%	Monthly	N/A		01/18/24	MXN	36,980	86,182	—	86,182
28 day MXIBTIIE	Monthly	8.13%	Monthly	N/A		02/02/24	MXN	19,406	34,992	—	34,992
28 day MXIBTIIE	Monthly	8.14%	Monthly	N/A		02/05/24	MXN	13,946	25,307	—	25,307
28 day MXIBTIIE	Monthly	7.81%	Monthly	N/A		05/27/24	MXN	39,826	47,238	—	47,238
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	14,506	(37,566)	—	(37,566)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	485	11,715	—	11,715
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/11/25	USD	367	(12,105)	—	(12,105)
2.91%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/23/26	USD	844	(67,058)	—	(67,058)
0.14%	Annual	6 month EURIBOR	Semi-Annual	09/10/19	(a)	08/15/28	EUR	16,444	(40,976)	—	(40,976)
0.15%	Annual	6 month EURIBOR	Semi-Annual	09/10/19	(a)	08/15/28	EUR	16,444	(56,631)	—	(56,631)
0.16%	Annual	6 month EURIBOR	Semi-Annual	09/10/19	(a)	08/15/28	EUR	32,465	(135,990)	—	(135,990)
0.20%	Annual	6 month EURIBOR	Semi-Annual	09/10/19	(a)	08/15/28	EUR	32,465	(274,571)	—	(274,571)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/24/28	USD	1,870	(171,833)	—	(171,833)

26

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency			Notional Amount (000)
3.16%	Semi-Annual	3 month LIBOR	Quarterly	N/A	10/03/28	USD	1,035	$(109,567)	$—	$(109,567)

								$(791,581)	$—	$(791,581)

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	1,491	$(9,702)	$3,275	$(12,977)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	1,491	(10,888)	5,456	(16,344)
State of Qatar	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	454	(8,014)	(6,604)	(1,410)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	494	2,422	8,263	(5,841)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	1,435	7,041	24,015	(16,974)
United Mexican States	1.00%	Quarterly	HSBC Bank plc	06/20/24	USD	2,305	11,313	39,846	(28,533)
United Mexican States	1.00%	Quarterly	HSBC Bank plc	06/20/24	USD	793	3,893	13,710	(9,817)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	1,280	(13,071)	14,947	(28,018)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	1,030	(10,518)	12,187	(22,705)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	860	(8,782)	10,042	(18,824)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	720	(7,353)	8,404	(15,757)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,570	(16,033)	19,761	(35,794)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	440	14,445	15,233	(788)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	288	9,455	16,298	(6,843)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	787	(6,806)	(115)	(6,691)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	1,838	(15,897)	(1,383)	(14,514)
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	270	27,038	25,354	1,684
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	10	1,001	604	397

							$(30,456)	$209,293	$(239,749)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	1,491	$9,702	$(3,681)	$13,383
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB+	USD	1,491	10,888	(4,865)	15,753
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR	USD	5	(19)	(500)	481
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	NR	USD	13	(48)	(1,266)	1,218
CMBX.NA.3.AM	0.50%	Monthly	JPMorgan Chase Bank NA	12/13/49	NR	USD	63	(241)	(5,994)	5,753
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR	USD	—	(2)	(56)	54
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	497	7,454	(26,507)	33,961
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	723	(23,735)	(85,320)	61,585
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	352	(11,556)	(36,833)	25,277
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	NR	USD	223	(7,321)	(19,232)	11,911
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	72	(2,364)	(3,562)	1,198

27

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	207	$(6,795)	$(24,854)	$18,059
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	4,050	37,681	(171,226)	208,907
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	2,020	18,794	(86,865)	105,659
CMBX.NA.10.BBB-	3.00%	Monthly	JPMorgan Securities LLC	11/17/59	NR	USD	35	(1,113)	(2,950)	1,837
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BBB	USD	280	(28,040)	(21,750)	(6,290)

								$3,285	$(495,461)	$498,746

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	8,580	$(236,668)	$—	$(236,668)
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	6,925	117,889	—	117,889
1 day BZDIOVER	At Termination	8.40%	At Termination	Goldman Sachs International	01/02/25	BRL	1,234	25,759	—	25,759
1 day BZDIOVER	At Termination	8.49%	At Termination	Citibank NA	01/02/25	BRL	15,151	365,396	—	365,396
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	7,400	27,777	—	27,777
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	6,011	(13,827)	—	(13,827)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/25	MXN	3,006	(7,635)	—	(7,635)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	7,228	(18,625)	—	(18,625)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	08/11/25	MXN	7,575	20,153	—	20,153
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	08/11/25	MXN	7,575	20,153	—	20,153
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	28,117	75,017	—	75,017
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	901	(2,637)	—	(2,637)

								$372,752	$—	$372,752

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.49%
3 month BA	3 month Canadian Bankers Acceptances	1.97%
3 month JIBAR	Johannesburg Interbank Average Rate	7.03%
3 month LIBOR	London Interbank Offered Rate	2.32%
6 month EURIBOR	Euro Interbank Offered Rate	(0.31%)

28

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio

Glossary of Terms Used in this Report

Currency

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BA	Canadian Bankers Acceptances

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

JIBAR	Johannesburg Interbank Agreed Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

RB	Revenue Bonds

S&P	S&P Global Ratings

TBA	To-be-announced

USCPI	U.S. Consumer Price Index

29

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$219,431,922	$3,990,000	$223,421,922
Corporate Bonds(a)	—	1,238,364,646	—	1,238,364,646
Foreign Agency Obligations(a)	—	11,137,727	—	11,137,727
Foreign Government Obligations(a)	—	86,813,916	—	86,813,916
Municipal Bonds	—	133,956,484	—	133,956,484
Non-Agency Mortgage-Backed Securities	—	125,629,650	270,718	125,900,368
Other Interests	—	—	—	—
Capital Trusts(a)	—	9,915,478	—	9,915,478
U.S. Government Sponsored Agency Securities	—	1,270,666,322	—	1,270,666,322
U.S. Treasury Obligations	—	670,808,080	—	670,808,080
Short-Term Securities	69,942,054	—	—	69,942,054
Options Purchased:
Foreign currency exchange contracts	—	466,884	—	466,884
Liabilities:
Investments:
TBA Sale Commitments	—	(294,725,800)	—	(294,725,800)

	$69,942,054	$3,472,465,309	$4,260,718	$3,546,668,081

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$507,117	$—	$507,117
Foreign currency exchange contracts	—	3,516,440	—	3,516,440
Interest rate contracts	4,023,848	886,092	—	4,909,940
Liabilities:
Credit contracts	—	(416,385)	—	(416,385)
Foreign currency exchange contracts	—	(2,054,004)	—	(2,054,004)
Interest rate contracts	(1,796,244)	(1,304,921)	—	(3,101,165)
Other contracts	—	(666,107)	—	(666,107)

	$2,227,604	$468,232	$—	$2,695,836

(a)	See above Schedule of Investments for values in each industry or country.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

30

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Core Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening balance, as of September 30, 2018	$2,458,305	$27,000,000	$1,822,934	$341,030	$31,622,269
Transfers into level 3	—	—	—	—	—
Transfers out of level 3	(2,458,305)	—	(570,457)	(341,030)	(3,369,792)
Accrued discounts/premiums	—	—	(7)	—	(7)
Net realized gain (loss)	—	—	(1,125)	—	(1,125)
Net change in unrealized appreciation (depreciation)(a)	—	—	(546)	—	(546)
Purchases	3,990,000	—	—	—	3,990,000
Sales	—	(27,000,000)	(980,081)	—	(27,980,081)

Closing balance, as of June 30, 2019	$3,990,000	$—	$270,718	$—	$4,260,718

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019(a)	$—	$—	$117	$—	$117

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019 is generally due to investments no longer held or categorized as level 3 at period end.

31